                UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act File Number: 811-09013
                                                      ----------

                         Eaton Vance Senior Income Trust
                         -------------------------------
               (Exact Name of registrant as Specified in Charter)

     The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
     -----------------------------------------------------------------------
                    (Address of Principal Executive Offices)

                                 Alan R. Dynner
     The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
     -----------------------------------------------------------------------
                    (Name and Address of Agent for Services)

                                 (617) 482-8260
                                 --------------
                         (registrant's Telephone Number)

                                     June 30
                                     -------
                             Date of Fiscal Year End

                                December 31, 2004
                                -----------------
                            Date of Reporting Period

ITEM 1. REPORTS TO STOCKHOLDERS

[EV LOGO]

[GRAPHIC IMAGE]

SEMIANNUAL REPORT DECEMBER 31, 2004

[GRAPHIC IMAGE]

EATON VANCE SENIOR INCOME TRUST

[GRAPHIC IMAGE]

                      IMPORTANT NOTICES REGARDING PRIVACY,
                       DELIVERY OF SHAREHOLDER DOCUMENTS,
                      PORTFOLIO HOLDINGS, AND PROXY VOTING

PRIVACY. The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy ("Privacy Policy") with respect to nonpublic personal information about its customers:

   - Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

   - None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer's account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker/dealers.

   - Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

   - We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Boston Management and Research, and Eaton Vance Distributors, Inc.

In addition, our Privacy Policy only applies to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer's account (i.e., fund shares) is held in the name of a third-party financial adviser/broker-dealer, it is likely that only such adviser's privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures.

      For more information about Eaton Vance's Privacy Policy, please call
                                 1-800-262-1122.

DELIVERY OF SHAREHOLDER DOCUMENTS. The Securities and Exchange Commission permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called "householding" and it helps eliminate duplicate mailings to shareholders.

EATON VANCE, OR YOUR FINANCIAL ADVISER, MAY HOUSEHOLD THE MAILING OF YOUR DOCUMENTS INDEFINITELY UNLESS YOU INSTRUCT EATON VANCE, OR YOUR FINANCIAL ADVISER, OTHERWISE.

If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial adviser.

Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial adviser.

PORTFOLIO HOLDINGS. Each Eaton Vance Fund and its underlying Portfolio (if applicable) will file a schedule of its portfolio holdings on Form N-Q with the Securities and Exchange Commission for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the Securities and Exchange Commision's website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC's public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

PROXY VOTING. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds' and Portfolios' Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to Portfolio securities during the most recent 12 month period ended June 30, without charge, upon request, by calling 1-800-262-1122. This description is also available on the Securities and Exchange Commission's website at www.sec.gov.

EATON VANCE SENIOR INCOME TRUST as of December 31, 2004

MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE

THE TRUST

    PERFORMANCE FOR THE SIX MONTHS ENDED DECEMBER 31, 2004
- Based on the Trust's December 2004 monthly dividend payment of $0.037 and a closing share price of $8.73, the Trust had a market yield of 5.09%.(1) The Trust's market yield represented a yield advantage over many other income-producing vehicles during the period.

- Based on share price (traded on the New York Stock Exchange), the Trust had a total return of -5.44% for the six months ended December 31, 2004.(2) That return was the result of a decrease in share price from $9.46 on June 30, 2004 to $8.73 on December 31, 2004 and the reinvestment of $0.217 in monthly dividend payments.

- Based on net asset value, the Trust had a total return of 2.71% for the six months ended December 31, 2004.(2) That return was the result of an increase in net asset value from $8.78 on June 30, 2004 to $8.80 on December 31, 2004, and the reinvestment of all distributions.

- For performance comparison, the S&P/Loan Syndications and Trading Association (LSTA) Index , had a return of 2.26% for the six months ended December 31, 2004.(3)

    THE TRUST'S INVESTMENTS
- The Trust is a closed-end fund and trades on the New York Stock Exchange. The Trust's investment objective is to provide a high level of current income, consistent with preservation of capital, by investing primarily in senior loans. The Trust invests primarily in senior secured floating-rate loans. The Trust also employs leverage through the issuance of preferred shares and participation in a commercial paper program.(4)

- The Trust's senior floating-rate loan investments included 347 borrowers, ranging across 37 industries at December 31, 2004. The Trust's average loan size was just 0.25% of loan assets (based on net assets), and no industry constituted more than 7.0% of the Trust's loan investments. Telecommunications, automotive, publishing, containers and glass products and health care were the Trust's largest loan sector weightings.*

- The Federal Reserve raised its Federal Funds rate - a short-term interest rate benchmark - five times from June 30, 2004 through December 31, 2004. With their relatively short interest rate reset provisions, floating-rate loans have historically generated higher income in response to rising short-term rates.

- Due to improving fundamentals and strong technical factors in the loan market, loan credit spreads for new issues narrowed and prices averaged above-par in the secondary market. These trends have increased the importance of diligent credit risk-management.

- The Trust's high-yield corporate bond holdings constituted 16.3% of its net assets at December 31, 2004 (9.6% of total investments). This component provided a yield enhancement for the Trust and performed well during the past year.

- At December 31, 2004, the Trust had leverage in the amount of approximately 42% of the Trust's total assets. The Trust uses leverage through the issuance of preferred shares and participation in a commercial paper program. Use of financial leverage creates an opportunity for increased income but, at the same time, creates special risks (including the likelihood of greater volatility of net asset value and market price of common shares).

     * HOLDINGS AND SECTOR WEIGHTINGS ARE SUBJECT TO CHANGE DUE TO ACTIVE MANAGEMENT.

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. RETURNS ARE HISTORICAL AND ARE CALCULATED BY DETERMINING THE PERCENTAGE CHANGE IN NET ASSET VALUE OR SHARE PRICE (AS APPLICABLE) WITH ALL DISTRIBUTIONS REINVESTED. THE RETURNS DO NOT INCLUDE DIVIDENDS DECLARED IN DECEMBER 2004 AND PAYABLE IN 2005. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE IS FOR THE STATED TIME PERIOD ONLY; DUE TO MARKET VOLATILITY, THE FUND'S CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE QUOTED RETURN.

THE VIEWS EXPRESSED IN THIS REPORT ARE THOSE OF THE PORTFOLIO MANAGERS AND ARE CURRENT ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THESE VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED UPON MARKET OR OTHER CONDITIONS, AND EATON VANCE DISCLAIMS ANY RESPONSIBILITY TO UPDATE SUCH VIEWS. THESE VIEWS MAY NOT BE RELIED ON AS INVESTMENT ADVICE AND, BECAUSE INVESTMENT DECISIONS FOR AN EATON VANCE FUND ARE BASED ON MANY FACTORS, MAY NOT BE RELIED ON AS AN INDICATION OF TRADING INTENT ON BEHALF OF ANY EATON VANCE FUND.

FUND INFORMATION as of December 31, 2004

PERFORMANCE(2)

Average Annual Total Return (by share price, NYSE)

One Year                                   -1.03%
Five Years                                  5.88
Life of Fund (10/30/98)                     5.33

Average Annual Total Return (at net asset value)

One Year                                    6.18%
Five Years                                  4.95
Life of Fund (10/30/98)                     5.51

(1) THE TRUST'S MARKET YIELD IS CALCULATED BY DIVIDING THE MOST RECENT DIVIDEND PER SHARE BY THE SHARE MARKET PRICE AT THE END OF THE PERIOD AND ANNUALIZING THE RESULT. (2) RETURNS ARE HISTORICAL AND ARE CALCULATED BY DETERMINING THE PERCENTAGE CHANGE IN SHARE PRICE OR NET ASSET VALUE WITH ALL DISTRIBUTIONS REINVESTED. PERFORMANCE RESULTS REFLECT THE EFFECT OF LEVERAGE RESULTING FROM THE TRUST'S ISSUANCE OF AUCTION PREFERRED SHARES. (3) IT IS NOT POSSIBLE TO INVEST DIRECTLY IN AN INDEX. THE INDEX'S TOTAL RETURN DOES NOT REFLECT THE COMMISSIONS OR EXPENSES THAT WOULD HAVE BEEN INCURRED IF AN INVESTOR INDIVIDUALLY PURCHASED OR SOLD THE SECURITIES REPRESENTED IN THE INDEX. (4) IN THE EVENT OF A RISE IN LONG-TERM INTEREST RATES, THE VALUE OF THE TRUST'S INVESTMENT PORTFOLIO COULD DECLINE, WHICH WOULD REDUCE THE ASSET COVERAGE FOR ITS AUCTION PREFERRED SHARES.

SHARES OF THE TRUST ARE NOT INSURED BY THE FDIC AND ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL INVESTED. YIELD WILL VARY.

TRUST SECTOR ALLOCATIONS

SECTOR ALLOCATIONS(1)

[CHART]

Short-Term Investments(2)          2.4%
Corporate Banks/Notes              9.6%
Senior Floating-Rate Interests    86.6%
Other                              1.4%

(1) As a percentage of total investments as of December 31, 2004. Holdings subject to change due to active management.
(2) Includes other assets, less liabilities.

EATON VANCE SENIOR INCOME TRUST as of December 31, 2004

PORTFOLIO OF INVESTMENTS

SENIOR, FLOATING RATE INTERESTS -- 146.5%(1)

PRINCIPAL
AMOUNT            BORROWER/TRANCHE DESCRIPTION                                        VALUE
-----------------------------------------------------------------------------------------------------
AEROSPACE AND DEFENSE -- 1.8%

$        397,813  K&F Industries, Inc.
                  Term Loan, 4.93%, Maturing November 18, 2012                        $       404,733
       1,217,104  Standard Aero Holdings, Inc.
                  Term Loan, 4.96%, Maturing August 24, 2012                                1,235,742
       1,985,000  Transdigm, Inc.
                  Term Loan, 6.03%, Maturing July 22, 2010                                  2,014,156
       1,541,553  United Defense Industries, Inc.
                  Term Loan, 4.50%, Maturing June 30, 2009                                  1,561,466
         635,000  Vought Aircraft
                  Term Loan, 4.92%, Maturing December 17, 2011                                645,319
-----------------------------------------------------------------------------------------------------
                                                                                      $     5,861,416
-----------------------------------------------------------------------------------------------------

AIR TRANSPORT -- 0.4%

$      1,250,000  United Airlines, Inc.
                  DIP Loan, 8.00%, Maturing June 30, 2005                             $     1,265,104
-----------------------------------------------------------------------------------------------------
                                                                                      $     1,265,104
-----------------------------------------------------------------------------------------------------

AUTOMOTIVE -- 9.9%

$      2,400,000  Acuride Corp.
                  Term Loan, 5.69%, Maturing January 21, 2007                         $     2,436,751
         335,000  Affina Group, Inc.
                  Term Loan, 4.92%, Maturing November 30, 2011                                340,695
       1,884,318  Collins & Aikman Products, Co.
                  Revolving Loan, 6.34%, Maturing August 31, 2009                           1,890,598
                  CSA Acquisition Corp.
         124,583  Term Loan, 4.63%, Maturing December 23, 2011                                126,296
         200,417  Term Loan, 4.63%, Maturing December 23, 2011                                203,172
       1,393,000  Dayco Products, LLC
                  Term Loan, 4.16%, Maturing June 23, 2011                                  1,415,636
         979,900  Dura Operating Corp.
                  Term Loan, 4.92%, Maturing December 31, 2008                                989,699
                  Exide Technologies
         915,000  Term Loan, 5.91%, Maturing May 5, 2010                                      898,987
         915,000  Term Loan, 5.91%, Maturing May 5, 2010                                      898,987
                  Federal-Mogul Corp.
       1,500,000  Term Loan, 4.65%, Maturing February 24, 2005                              1,425,937
         750,000  Term Loan, 4.65%, Maturing February 24, 2005                                710,906
         763,183  Term Loan, 6.15%, Maturing February 24, 2005                                767,953
       2,141,875  HLI Operating Co., Inc.
                  Term Loan, 6.04%, Maturing June 3, 2009                                   2,176,680
         962,841  Key Automotive Group
                  Term Loan, 5.43%, Maturing June 29, 2010                                    977,284
         148,875  Meridian Automotive Systems, Inc.
                  Term Loan, 6.72%, Maturing April 27, 2010                                   139,849
$      1,316,537  Metaldyne, Inc.
                  Term Loan, 6.56%, Maturing December 31, 2009                        $     1,311,463
         484,483  Plastech Engineered Products, Inc.
                  Term Loan, 5.31%, Maturing March 31, 2010                                   492,456
         498,750  R.J. Tower Corp.
                  Term Loan, 9.56%, Maturing January 29, 2010                                 511,141
       1,386,841  Tenneco Automotive, Inc.
                  Term Loan, 4.84%, Maturing December 12, 2010                              1,413,422
                  The Goodyear Tire & Rubber Co.
       1,400,000  Term Loan, 4.48%, Maturing March 31, 2006                                 1,421,875
       2,500,000  Term Loan, 6.14%, Maturing March 31, 2006                                 2,542,707
         650,000  TI Automotive, Ltd.
                  Term Loan, 6.03%, Maturing June 30, 2011                                    644,922
       2,154,606  Trimas Corp.
                  Term Loan, 5.63%, Maturing December 31, 2009                              2,182,549
                  TRW Automotive, Inc.
       2,871,644  Term Loan, 3.88%, Maturing February 27, 2009                              2,878,823
       2,079,380  Term Loan, 3.88%, Maturing February 27, 2011                              2,099,134
         902,724  United Components, Inc.
                  Term Loan, 4.67%, Maturing June 30, 2010                                    915,136
-----------------------------------------------------------------------------------------------------
                                                                                      $    31,813,058
-----------------------------------------------------------------------------------------------------

BEVERAGE AND TOBACCO -- 2.3%

$      2,690,000  Constellation Brands, Inc.
                  Term Loan, 4.95%, Maturing December 22, 2011                        $     2,729,677
         850,000  Culligan International Co.
                  Term Loan, 4.85%, Maturing September 30, 2011                               864,698
         711,938  DS Waters, L.P.
                  Term Loan, 6.85%, Maturing November 7, 2009                                 691,292
       2,440,062  Southern Wine & Spirits of America, Inc.
                  Term Loan, 4.69%, Maturing June 28, 2008                                  2,472,469
         590,000  Sunny Delight Beverages Co.
                  Term Loan, 6.78%, Maturing August 20, 2010                                  579,675
-----------------------------------------------------------------------------------------------------
                                                                                      $     7,337,811
-----------------------------------------------------------------------------------------------------

BUILDING AND DEVELOPMENT -- 8.2%

$        449,611  AGBRI Octagon
                  Term Loan, 4.54%, Maturing May 31, 2005                             $       446,239
       2,000,000  BRE/Homestead, LLC
                  Term Loan, 5.87%, Maturing January 11, 2006                               1,996,250
       1,000,000  Concordia Properties, LLC
                  Term Loan, 6.06%, Maturing January 31, 2006                               1,000,625
         600,742  DMB/CHII, LLC
                  Term Loan, 4.62%, Maturing March 3, 2009                                    602,244
                  Formica Corp.
          64,704  Term Loan, 7.03%, Maturing June 10, 2010                                     65,027
         158,152  Term Loan, 7.03%, Maturing June 10, 2010                                    158,943
          80,879  Term Loan, 7.03%, Maturing June 10, 2010                                     81,283
         230,806  Term Loan, 7.03%, Maturing June 10, 2010                                    231,960

                        See notes to financial statements

PRINCIPAL
AMOUNT            BORROWER/TRANCHE DESCRIPTION                                        VALUE
-----------------------------------------------------------------------------------------------------
BUILDING AND DEVELOPMENT (CONTINUED)

$        693,000  FT-FIN Acquistion, LLC
                  Term Loan, 7.19%, Maturing November 17, 2007                        $       694,732
       4,725,000  General Growth Properties, Inc.
                  Term Loan, 4.53%, Maturing November 12, 2008                              4,743,928
       1,502,000  Landsource Communities Development, LLC
                  Term Loan, 4.94%, Maturing March 31, 2010                                 1,525,939
         437,800  Maax Corp.
                  Term Loan, 4.97%, Maturing June 4, 2011                                     442,178
       1,181,193  Mueller Group, Inc.
                  Term Loan, 5.08%, Maturing April 25, 2011                                 1,195,219
       1,132,396  Newkirk Master, L.P.
                  Term Loan, 4.67%, Maturing November 24, 2006                              1,149,382
                  Newkirk Tender Holdings, LLC
         911,305  Term Loan, 7.06%, Maturing May 25, 2006                                     920,418
       1,277,778  Term Loan, 8.47%, Maturing May 25, 2006                                   1,290,556
         947,625  Nortek, Inc.
                  Term Loan, 4.75%, Maturing August 27, 2011                                  964,604
                  Panolam Industries Holdings
         539,985  Term Loan, 5.16%, Maturing June 3, 2011                                     547,410
         641,167  Term Loan, 8.48%, Maturing December 3, 2011                                 656,395
                  Ply Gem Industries, Inc.
         375,000  Term Loan, 4.59%, Maturing February 12, 2011                                379,453
         658,028  Term Loan, 5.28%, Maturing February 12, 2011                                665,842
          96,622  Term Loan, 5.28%, Maturing February 12, 2011                                 97,770
                  South Edge, LLC
         328,125  Term Loan, 4.69%, Maturing October 31, 2007                                 329,766
         421,875  Term Loan, 4.69%, Maturing October 31, 2009                                 425,830
       1,200,000  Sugarloaf Mills, LLC
                  Term Loan, 5.35%, Maturing April 7, 2008                                  1,197,000
                  The Woodlands Commercial Property Co.
         173,000  Term Loan, 4.03%, Maturing November 30, 2007                                173,000
         554,000  Term Loan, 4.03%, Maturing November 30, 2007                                558,155
       1,500,000  Tower Financing I, LLC
                  Term Loan, 5.95%, Maturing April 8, 2009                                  1,501,875
       2,234,265  Whitehall Street Real Estate, L.P.
                  Term Loan, 5.24%, Maturing September 11, 2006(2)                          2,274,034
-----------------------------------------------------------------------------------------------------
                                                                                      $    26,316,057
-----------------------------------------------------------------------------------------------------

BUSINESS EQUIPMENT AND SERVICES -- 3.4%

$        392,381  Allied Security Holdings, LLC
                  Term Loan, 6.81%, Maturing June 30, 2010                            $       398,757
       1,700,000  Baker & Taylor, Inc.
                  Term Loan, 9.35%, Maturing May 6, 2011                                    1,700,000
         488,807  Global Imaging Systems, Inc.
                  Term Loan, 4.66%, Maturing May 10, 2010                                     495,986
         369,750  Infousa, Inc.
                  Term Loan, 6.94%, Maturing June 9, 2010                                     374,372
       4,020,191  Iron Mountain, Inc.
                  Term Loan, 4.19%, Maturing April 2, 2011                                  4,050,342
                  Mitchell International, Inc.
$        459,038  Term Loan, 5.55%, Maturing August 13, 2011                          $       465,780
         746,873  Term Loan, 8.80%, Maturing August 13, 2012                                  751,541
       1,481,250  Quintiles Transnational Corp.
                  Term Loan, 6.76%, Maturing September 25, 2009                             1,509,023
         992,347  Williams Scotsman, Inc.
                  Term Loan, 5.18%, Maturing December 31, 2006                              1,005,992
-----------------------------------------------------------------------------------------------------
                                                                                      $    10,751,793
-----------------------------------------------------------------------------------------------------

CABLE AND SATELLITE TELEVISION -- 7.9%

$        968,268  Adelphia Communications Corp.
                  DIP Loan, 4.81%, Maturing March 31, 2005                            $       974,521
       1,494,183  Atlantic Broadband Finance, LLC
                  Term Loan, 4.81%, Maturing February 10, 2011                              1,525,311
         558,645  Bragg Communication, Inc.
                  Term Loan, 4.97%, Maturing August 31, 2011                                  566,327
                  Bresnan Communications, LLC
         500,000  Term Loan, 5.86%, Maturing September 30, 2009                               506,250
       1,000,000  Term Loan, 5.86%, Maturing September 30, 2010                             1,014,688
       1,004,950  Canadian Cable Acquisition Co., Inc.
                  Term Loan, 5.56%, Maturing July 30, 2011                                  1,016,570
                  Cebridge Connections, Inc.
         763,088  Term Loan, 5.56%, Maturing February 23, 2009                                764,518
         794,000  Term Loan, 5.56%, Maturing February 23, 2010                                794,000
       7,208,763  Charter Communications Operating, LLC
                  Term Loan, 4.00%, Maturing April 27, 2011                                 7,223,778
                  Insight Midwest Holdings, LLC
       1,980,000  Term Loan, 3.87%, Maturing December 31, 2009                              2,014,100
       1,485,000  Term Loan, 5.19%, Maturing December 31, 2009                              1,509,828
         845,750  Mediacom Broadband
                  Term Loan, 5.06%, Maturing September 30, 2010                               859,018
       1,500,000  Mediacom Illinois, LLC
                  Term Loan, 3.90%, Maturing March 31, 2013                                 1,507,366
       1,750,000  NTL, Inc.
                  Term Loan, 5.20%, Maturing April 13, 2012                                 1,767,500
       2,719,273  Panamsat Corp.
                  Term Loan, 5.16%, Maturing August 20, 2011                                2,738,110
         398,000  UGS Corp.
                  Term Loan, 4.67%, Maturing May 27, 2011                                     404,716
-----------------------------------------------------------------------------------------------------
                                                                                      $    25,186,601
-----------------------------------------------------------------------------------------------------

CHEMICALS AND PLASTICS -- 6.7%

$      1,275,000  Brenntag AG
                  Term Loan, 4.73%, Maturing December 9, 2011                         $     1,286,050
         496,250  Hercules, Inc.
                  Term Loan, 3.99%, Maturing October 8, 2010                                  500,282
       2,209,442  Huntsman International, LLC
                  Term Loan, 4.94%, Maturing December 31, 2010                              2,237,612

                        See notes to financial statements

PRINCIPAL
AMOUNT            BORROWER/TRANCHE DESCRIPTION                                        VALUE
-----------------------------------------------------------------------------------------------------
CHEMICALS AND PLASTICS (CONTINUED)

$      1,200,000  Huntsman, LLC
                  Term Loan, 5.94%, Maturing March 31, 2010                           $     1,222,500
         411,605  Innophos, Inc.
                  Term Loan, 3.87%, Maturing August 13, 2010                                  417,393
                  Invista B.V.
       2,018,648  Term Loan, 5.31%, Maturing April 29, 2011                                 2,056,498
         910,759  Term Loan, 5.31%, Maturing April 29, 2011                                   926,128
         694,750  ISP Chemco, Inc.
                  Term Loan, 4.62%, Maturing March 27, 2011                                   703,290
       1,479,036  Kraton Polymers, LLC
                  Term Loan, 5.31%, Maturing December 5, 2008                               1,499,989
       3,329,426  Nalco Co.
                  Term Loan, 4.46%, Maturing November 4, 2010                               3,380,929
         750,000  Resolution Specialty Materials
                  Term Loan, 4.46%, Maturing August 2, 2010                                   762,422
       1,835,000  Rockwood Specialties Group, Inc.
                  Term Loan, 4.38%, Maturing July 30, 2012                                  1,849,192
       1,360,286  Solo Cup Co.
                  Term Loan, 4.88%, Maturing February 27, 2011                              1,387,067
                  United Industries Corp.
       2,036,019  Term Loan, 4.63%, Maturing April 29, 2011                                 2,070,377
         497,500  Term Loan, 6.63%, Maturing October 31, 2011                                 505,895
         400,000  Wellman, Inc.
                  Term Loan, 3.77%, Maturing February 10, 2009                                405,667
         167,500  Westlake Chemical Corp.
                  Term Loan, 4.38%, Maturing July 31, 2010                                    169,698
-----------------------------------------------------------------------------------------------------
                                                                                      $    21,380,989
-----------------------------------------------------------------------------------------------------

CLOTHING / TEXTILES -- 0.5%

$        190,000  Propex Fabrics, Inc.
                  Term Loan, 4.69%, Maturing December 1, 2011                         $       191,187
         860,000  SI Corp.
                  Term Loan, 6.44%, Maturing December 2, 2009                                 874,512
         581,141  St. John Knits International, Inc.
                  Term Loan, 3.20%, Maturing July 31, 2007                                    587,558
-----------------------------------------------------------------------------------------------------
                                                                                      $     1,653,257
-----------------------------------------------------------------------------------------------------

CONGLOMERATES -- 3.1%

$      2,168,981  Amsted Industries, Inc.
                  Term Loan, 4.97%, Maturing October 15, 2010                         $     2,203,550
         740,905  Blount, Inc.
                  Term Loan, 5.08%, Maturing August 9, 2010                                   753,871
         442,151  Identity Now Holdings
                  Term Loan, 4.99%, Maturing January 21, 2005(2)                              336,034
       1,199,414  Johnson Diversey, Inc.
                  Term Loan, 4.48%, Maturing November 30, 2009                              1,219,841
                  Polymer Group, Inc.
$      1,176,428  Term Loan, 5.28%, Maturing April 27, 2010                           $     1,190,154
       1,250,000  Term Loan, 5.28%, Maturing April 27, 2011                                 1,264,062
       1,243,750  PP Acquisition Corp.
                  Term Loan, 4.67%, Maturing November 12, 2011                              1,262,406
       1,753,125  Rexnord Corp.
                  Term Loan, 5.19%, Maturing November 30, 2009                              1,770,656
-----------------------------------------------------------------------------------------------------
                                                                                      $    10,000,574
-----------------------------------------------------------------------------------------------------

CONTAINERS AND GLASS PRODUCTS -- 8.5%

$      2,144,707  Berry Plastics Corp.
                  Term Loan, 4.22%, Maturing July 22, 2010                            $     2,174,197
         325,500  BWAY Corp.
                  Term Loan, 4.51%, Maturing June 30, 2011                                    331,060
                  Celanese AG
         498,750  Term Loan, 4.81%, Maturing April 6, 2011                                    504,361
         700,000  Term Loan, 4.81%, Maturing December 8, 2011                                 709,625
         646,750  Consolidated Container Holdings, LLC
                  Term Loan, 4.95%, Maturing December 15, 2008                                655,239
       1,344,914  Dr. Pepper/Seven Up Bottling Group, Inc.
                  Term Loan, 4.31%, Maturing December 19, 2010                              1,367,190
                  Graham Packaging Holdings Co.
       2,300,000  Term Loan, 4.91%, Maturing October 7, 2011                                2,334,088
       1,000,000  Term Loan, 4.91%, Maturing October 7, 2012                                1,027,000
       4,562,742  Graphic Packaging International, Inc.
                  Term Loan, 4.51%, Maturing August 8, 2009                                 4,647,724
         215,302  Greif Bros. Corp.
                  Term Loan, 3.88%, Maturing August 31, 2008                                  217,858
         369,075  IPG (US), Inc.
                  Term Loan, 4.79%, Maturing July 28, 2011                                    374,611
         497,500  Kranson Industries, Inc.
                  Term Loan, 5.31%, Maturing July 30, 2011                                    502,475
                  Owens-Illinois, Inc.
         684,735  Term Loan, 4.95%, Maturing April 1, 2007                                    697,788
         404,959  Term Loan, 5.17%, Maturing April 1, 2008                                    413,227
       2,565,877  Printpack Holdings, Inc.
                  Term Loan, 4.86%, Maturing April 30, 2009                                 2,593,140
       3,814,568  Silgan Holdings, Inc.
                  Term Loan, 4.33%, Maturing December 31, 2008                              3,860,461
                  Smurfit-Stone Container Corp.
         315,687  Term Loan, 4.40%, Maturing November 1, 2011                                 320,883
       2,522,910  Term Loan, 4.40%, Maturing November 1, 2011                               2,562,961
         801,916  Term Loan, 4.40%, Maturing November 1, 2011                                 814,822
         992,500  U.S. Can Corp.
                  Term Loan, 5.89%, Maturing January 10, 2010                                 996,222
-----------------------------------------------------------------------------------------------------
                                                                                      $    27,104,932
-----------------------------------------------------------------------------------------------------

                        See notes to financial statements

PRINCIPAL
AMOUNT            BORROWER/TRANCHE DESCRIPTION                                        VALUE
-----------------------------------------------------------------------------------------------------
COSMETICS / TOILETRIES -- 1.1%

                  American Safety Razor Co.
$        281,956  Term Loan, 5.70%, Maturing April 29, 2011                           $       283,366
         333,334  Term Loan, 5.70%, Maturing October 29, 2011                                 338,334
                  Prestige Brands, Inc.
         893,250  Term Loan, 4.86%, Maturing April 7, 2011                                    905,346
       1,000,000  Term Loan, 6.86%, Maturing April 7, 2011                                  1,026,042
         825,000  Revlon Consumer Products Corp.
                  Term Loan, 5.13%, Maturing July 9, 2010                                     852,844
-----------------------------------------------------------------------------------------------------
                                                                                      $     3,405,932
-----------------------------------------------------------------------------------------------------

DRUGS -- 0.1%

$        305,000  Herbalife International, Inc.
                  Term Loan, 4.72%, Maturing December 21, 2010                        $       309,575
-----------------------------------------------------------------------------------------------------
                                                                                      $       309,575
-----------------------------------------------------------------------------------------------------

ECOLOGICAL SERVICES AND EQUIPMENT -- 3.0%

$        425,025  Alderwoods Group, Inc.
                  Term Loan, 4.62%, Maturing September 29, 2009                       $       429,541
                  Allied Waste Industries, Inc.
         495,000  Term Loan, 5.13%, Maturing January 15, 2009                                 501,652
       3,391,871  Term Loan, 5.13%, Maturing January 15, 2010                               3,446,107
       1,633,500  Casella Waste Systems, Inc.
                  Term Loan, 4.93%, Maturing January 24, 2010                               1,654,430
         723,372  Environmental Systems, Inc.
                  Term Loan, 5.74%, Maturing December 12, 2008                                732,415
         493,750  IESI Corp.
                  Term Loan, 5.08%, Maturing September 30, 2010                               498,379
         522,387  Ionics, Inc.
                  Term Loan, 5.31%, Maturing February 13, 2011                                525,162
       1,285,714  National Waterworks, Inc.
                  Term Loan, 5.06%, Maturing November 22, 2009                              1,306,071
                  Sensus Metering Systems, Inc.
          64,239  Term Loan, 4.65%, Maturing December 17, 2010                                 64,708
         428,261  Term Loan, 6.00%, Maturing December 17, 2010                                431,384
-----------------------------------------------------------------------------------------------------
                                                                                      $     9,589,849
-----------------------------------------------------------------------------------------------------

ELECTRONICS / ELECTRICAL -- 4.1%

$        493,750  AMI Semiconductor
                  Term Loan, 4.92%, Maturing September 30, 2008                       $       499,922
         475,955  Communications & Power, Inc.
                  Term Loan, 6.75%, Maturing July 23, 2010                                    482,871
         995,000  Enersys Capital, Inc.
                  Term Loan, 5.35%, Maturing March 17, 2011                                 1,010,236
       1,477,500  Fairchild Semiconductor Corp.
                  Term Loan, 3.70%, Maturing December 31, 2010                              1,497,355
       2,326,015  Invensys International Holdings, Ltd.
                  Term Loan, 5.19%, Maturing September 5, 2009                              2,363,813
$      1,000,000  Memec Group, Ltd.
                  Term Loan, 10.50%, Maturing June 15, 2010                           $     1,002,250
       1,073,999  Panavision, Inc.
                  Term Loan, 8.48%, Maturing January 12, 2007                               1,090,445
       2,372,810  Rayovac Corp.
                  Term Loan, 4.77%, Maturing September 30, 2009                             2,411,368
                  Security Co., Inc.
         497,500  Term Loan, 6.44%, Maturing June 28, 2010                                    503,097
         500,000  Term Loan, 9.56%, Maturing June 28, 2011                                    500,000
                  Vertafore, Inc.
         270,000  Term Loan, 8.42%, Maturing December 22, 2010                                272,362
         500,000  Term Loan, 8.42%, Maturing December 22, 2011                                508,750
       1,000,000  Viasystems, Inc.
                  Term Loan, 6.49%, Maturing September 30, 2009                             1,010,208
-----------------------------------------------------------------------------------------------------
                                                                                      $    13,152,677
-----------------------------------------------------------------------------------------------------

EQUIPMENT LEASING -- 1.0%

$      1,218,083  Anthony Crane Rental, L.P.
                  Term Loan, 8.50%, Maturing July 23, 2004                            $     1,088,154
       1,000,000  Ashtead Group PLC
                  Term Loan, 4.81%, Maturing November 12, 2009                              1,015,625
                  United Rentals, Inc.
         166,667  Term Loan, 4.63%, Maturing February 14, 2011                                168,264
         827,083  Term Loan, 4.63%, Maturing February 14, 2011                                838,973
-----------------------------------------------------------------------------------------------------
                                                                                      $     3,111,016
-----------------------------------------------------------------------------------------------------

FARMING / AGRICULTURE -- 1.0%

$        493,734  Central Garden & Pet Co.
                  Term Loan, 4.17%, Maturing May 15, 2009                             $       498,363
       2,781,108  IMC Global, Inc.
                  Term Loan, 5.08%, Maturing November 17, 2006                              2,791,537
-----------------------------------------------------------------------------------------------------
                                                                                      $     3,289,900
-----------------------------------------------------------------------------------------------------

FINANCIAL INTERMEDIARIES -- 1.9%

$      2,350,000  Aimco Properties, L.P.
                  Term Loan, 4.18%, Maturing November 2, 2009                         $     2,395,531
         311,777  Coinstar, Inc.
                  Term Loan, 4.29%, Maturing July 7, 2011                                     317,233
         982,311  Corrections Corp. of America
                  Term Loan, 4.40%, Maturing March 31, 2008                                   998,887
       2,324,175  Refco Group, Ltd., LLC
                  Term Loan, 4.92%, Maturing August 5, 2011                                 2,352,646
-----------------------------------------------------------------------------------------------------
                                                                                      $     6,064,297
-----------------------------------------------------------------------------------------------------

                        See notes to financial statements

PRINCIPAL
AMOUNT            BORROWER/TRANCHE DESCRIPTION                                        VALUE
-----------------------------------------------------------------------------------------------------
FOOD PRODUCTS -- 4.4%

$        523,688  Acosta Sales Co., Inc.
                  Term Loan, 4.61%, Maturing August 13, 2010                          $       530,561
                  American Seafood Holdings, Inc.
         314,555  Term Loan, 5.81%, Maturing September 30, 2007                               315,144
         746,669  Term Loan, 5.81%, Maturing March 31, 2009                                   757,636
         414,404  Atkins Nutritional, Inc.
                  Term Loan, 4.81%, Maturing November 26, 2009                                371,928
       1,589,930  Del Monte Corp.
                  Term Loan, 4.38%, Maturing December 20, 2010                              1,617,008
       1,077,300  Doane Pet Care Co.
                  Term Loan, 6.43%, Maturing November 5, 2009                               1,095,479
                  Interstate Brands Corp.
         901,793  Term Loan, 8.17%, Maturing July 19, 2007                                    879,732
         485,000  Term Loan, 8.17%, Maturing July 19, 2007                                    470,814
       1,483,119  Merisant Co.
                  Term Loan, 4.88%, Maturing January 31, 2010                               1,490,535
                  Michael Foods, Inc.
         919,293  Term Loan, 5.06%, Maturing November 20, 2010                                934,519
       1,000,000  Term Loan, 5.06%, Maturing November 20, 2011                              1,028,750
                  Pinnacle Foods Holdings Corp.
       2,708,888  Term Loan, 5.42%, Maturing November 25, 2010                              2,709,451
         516,116  Term Loan, 5.42%, Maturing November 25, 2010                                516,223
         987,500  Reddy Ice Group, Inc.
                  Term Loan, 4.92%, Maturing July 31, 2009                                    999,227
         466,447  Seminis Vegetable Seeds, Inc.
                  Term Loan, 4.46%, Maturing September 30, 2009                               473,250
-----------------------------------------------------------------------------------------------------
                                                                                      $    14,190,257
-----------------------------------------------------------------------------------------------------

FOOD SERVICE -- 3.2%

$        921,815  AFC Enterprises, Inc.
                  Term Loan, 5.79%, Maturing May 23, 2009                             $       932,377
                  Buffets, Inc.
         209,091  Term Loan, 5.70%, Maturing June 28, 2009                                    210,136
       1,128,689  Term Loan, 5.70%, Maturing June 28, 2009                                  1,134,332
         295,000  Carrols Corp.
                  Term Loan, 4.94%, Maturing May 1, 2010                                      300,070
         271,957  CKE Restaurants, Inc.
                  Term Loan, 4.99%, Maturing May 1, 2010                                      276,716
       1,250,000  Denny's, Inc.
                  Term Loan, 5.67%, Maturing September 21, 2009                             1,276,173
       3,302,105  Domino's, Inc.
                  Term Loan, 4.31%, Maturing June 25, 2010                                  3,346,822
       1,230,000  Gate Gourmet Borrower, LLC
                  Term Loan, 10.50%, Maturing December 31, 2008                             1,162,350
         744,375  Jack in the Box, Inc.
                  Term Loan, 4.48%, Maturing January 8, 2011                                  755,774
         464,286  Maine Beverage Co., LLC
                  Term Loan, 5.78%, Maturing June 30, 2010                                    466,607
$        498,750  Weight Watchers International, Inc.
                  Term Loan, 6.76%, Maturing March 31, 2010                           $       502,699
-----------------------------------------------------------------------------------------------------
                                                                                      $    10,364,056
-----------------------------------------------------------------------------------------------------

FOOD / DRUG RETAILERS -- 3.5%

$      2,361,490  Cumberland Farms, Inc.
                  Term Loan, 5.10%, Maturing September 8, 2008                        $     2,380,677
         993,728  General Nutrition Centers, Inc.
                  Term Loan, 4.53%, Maturing December 5, 2009                                 999,939
       2,841,650  Giant Eagle, Inc.
                  Term Loan, 3.86%, Maturing August 6, 2009                                 2,877,762
       2,437,500  Roundy's, Inc.
                  Term Loan, 3.72%, Maturing June 6, 2009                                   2,467,969
       1,421,438  The Jean Coutu Group (PJC), Inc.
                  Term Loan, 6.14%, Maturing July 30, 2011                                  1,444,536
       1,074,812  The Pantry, Inc.
                  Term Loan, 4.44%, Maturing March 12, 2011                                 1,092,278
-----------------------------------------------------------------------------------------------------
                                                                                      $    11,263,161
-----------------------------------------------------------------------------------------------------

FOREST PRODUCTS  -- 2.5%

                  Boise Cascade Holdings, LLC
$      3,148,630  Term Loan, 4.22%, Maturing September 29, 2010                       $     3,190,831
       2,301,370  Term Loan, 4.69%, Maturing October 28, 2010                               2,309,360
         216,591  Buckeye Technologies, Inc.
                  Term Loan, 4.79%, Maturing March 15, 2008                                   219,975
                  Koch Cellulose, LLC

         286,936  Term Loan, 4.80%, Maturing May 7, 2011                                      289,984
       1,146,516  Term Loan, 4.80%, Maturing May 7, 2011                                    1,158,698
         703,607  RLC Industries Co.
                  Term Loan, 3.92%, Maturing February 24, 2010                                707,565
-----------------------------------------------------------------------------------------------------
                                                                                      $     7,876,413
-----------------------------------------------------------------------------------------------------

HEALTHCARE -- 8.2%

$      1,044,750  Accredo Health, Inc.
                  Term Loan, 4.23%, Maturing April 30, 2011                           $     1,053,239
       1,204,361  Alliance Imaging, Inc.
                  Term Loan, 4.63%, Maturing June 10, 2008                                  1,206,870
         391,243  AMN Healthcare, Inc.
                  Term Loan, 4.92%, Maturing October 2, 2008                                  394,911
         573,563  Ardent Health Services, Inc.
                  Term Loan, 4.80%, Maturing July 12, 2011                                    576,430
         348,864  Colgate Medical, Ltd.
                  Term Loan, 4.55%, Maturing December 30, 2008                                353,006
       3,430,153  Community Health Systems, Inc.
                  Term Loan, 4.15%, Maturing August 19, 2011                                3,462,043
         985,050  Concentra Operating Corp.
                  Term Loan, 4.78%, Maturing June 30, 2009                                    995,721

                        See notes to financial statements

PRINCIPAL
AMOUNT            BORROWER/TRANCHE DESCRIPTION                                        VALUE
-----------------------------------------------------------------------------------------------------
HEALTHCARE (CONTINUED)

$      1,227,583  Conmed Corp.
                  Term Loan, 5.05%, Maturing December 31, 2007                        $     1,242,160
         347,318  Cross Country Healthcare, Inc.
                  Term Loan, 4.40%, Maturing June 5, 2009                                     349,922
       2,951,515  DaVita, Inc.
                  Term Loan, 4.16%, Maturing March 31, 2009                                 2,962,321
         962,025  DJ Orthopedics, Inc.
                  Term Loan, 4.40%, Maturing May 15, 2009                                     972,247
         850,000  Encore Medical IHC, Inc.
                  Term Loan, 5.35%, Maturing October 4, 2010                                  864,344
         698,056  Envision Worldwide, Inc.
                  Term Loan, 7.39%, Maturing September 30, 2010                               699,801
                  FHC Health Systems, Inc.
         243,750  Term Loan, 6.09%, Maturing December 18, 2009                                246,188
         348,214  Term Loan, 10.40%, Maturing December 18, 2009                               351,696
         992,461  Hanger Orthopedic Group, Inc.
                  Term Loan, 6.06%, Maturing September 30, 2009                             1,003,626
         362,083  Kinetic Concepts, Inc.
                  Term Loan, 4.22%, Maturing October 3, 2009                                  365,101
         942,383  Knowledge Learning Corp.
                  Term Loan, 7.00%, Maturing December 31, 2010                                947,095
         532,325  Leiner Health Products, Inc.
                  Term Loan, 5.56%, Maturing May 27, 2011                                     540,975
                  Magellan Health Services, Inc.
         457,958  Term Loan, 4.43%, Maturing August 15, 2008                                  464,541
         778,529  Term Loan, 4.43%, Maturing August 15, 2008                                  789,720
         248,750  Medcath Holdings Corp.
                  Term Loan, 5.06%, Maturing July 2, 2011                                     252,715
         922,688  National Mentor, Inc.
                  Term Loan, 5.48%, Maturing September 30, 2011                               939,411
         507,450  Sunrise Medical Holdings, Inc.
                  Term Loan, 5.59%, Maturing May 13, 2010                                     513,159
         822,498  Sybron Dental Management
                  Term Loan, 4.26%, Maturing June 6, 2009                                     828,025
       1,191,000  Team Health, Inc.
                  Term Loan, 5.81%, Maturing March 23, 2011                                 1,196,211
       1,450,837  Triad Hospitals Holdings, Inc.
                  Term Loan, 4.32%, Maturing March 31, 2008                                 1,472,781
         663,338  Vanguard Health Holding Co., LLC
                  Term Loan, 5.84%, Maturing September 23, 2011                               674,946
         617,850  VWR International, Inc.
                  Term Loan, 4.90%, Maturing April 7, 2011                                    629,126
-----------------------------------------------------------------------------------------------------
                                                                                      $    26,348,331
-----------------------------------------------------------------------------------------------------

HOME FURNISHINGS -- 2.7%

$        448,000  General Binding Corp.
                  Term Loan, 6.70%, Maturing January 15, 2008                         $       449,680
       1,536,561  Interline Brands, Inc.
                  Term Loan, 5.19%, Maturing December 31, 2010                              1,555,768
$        398,420  Juno Lighting, Inc.
                  Term Loan, 4.67%, Maturing November 21, 2010                        $       404,148
       1,651,012  Knoll, Inc.
                  Term Loan, 5.34%, Maturing September 30, 2011                             1,670,102
       1,481,378  Sealy Mattress Co.
                  Term Loan, 4.54%, Maturing April 6, 2012                                  1,503,599
       1,968,889  Simmons Co.
                  Term Loan, 4.06%, Maturing December 19, 2011                              1,995,961
         985,000  Termpur-Pedic, Inc.
                  Term Loan, 4.84%, Maturing June 30, 2009                                    994,234
-----------------------------------------------------------------------------------------------------
                                                                                      $     8,573,492
-----------------------------------------------------------------------------------------------------

INDUSTRIAL EQUIPMENT -- 1.5%

$        108,625  Bucyrus International, Inc.
                  Term Loan, 4.15%, Maturing July 28, 2010                            $       110,526
       1,072,740  Chart Industries, Inc.
                  Term Loan, 5.63%, Maturing September 15, 2009                             1,079,444
         602,369  Colfax Corp.
                  Term Loan, 4.81%, Maturing November 30, 2011                                601,256
       1,129,339  Flowserve Corp.
                  Term Loan, 5.20%, Maturing June 30, 2009                                  1,149,809
                  Gleason Corp.
         275,000  Term Loan, 8.10%, Maturing July 27, 2011                                    278,438
         750,000  Term Loan, 8.10%, Maturing January 31, 2012                                 757,500
         811,216  Itron, Inc.
                  Term Loan, 4.79%, Maturing December 17, 2010                                820,004
-----------------------------------------------------------------------------------------------------
                                                                                      $     4,796,977
-----------------------------------------------------------------------------------------------------

INSURANCE -- 2.9%

$        995,000  Alliant Resources Group, Inc.
                  Term Loan, 5.67%, Maturing August 31, 2011                          $       996,244
       1,033,811  CCC Information Services Group
                  Term Loan, 5.42%, Maturing August 20, 2010                                1,046,733
       2,880,000  Conseco, Inc.
                  Term Loan, 5.92%, Maturing June 22, 2010                                  2,935,800
       3,327,175  Hilb, Rogal & Hobbs Co.
                  Term Loan, 4.81%, Maturing December 15, 2011                              3,372,923
         987,500  U.S.I. Holdings Corp.
                  Term Loan, 4.63%, Maturing August 11, 2007                                  992,747
-----------------------------------------------------------------------------------------------------
                                                                                      $     9,344,447
-----------------------------------------------------------------------------------------------------

LEISURE GOODS / ACTIVITIES / MOVIES -- 7.0%

$        339,000  Alliance Atlantis Comm., Inc.
                  Term Loan, 5.07%, Maturing December 31, 2011                        $       343,661
         389,776  AMF Bowling Worldwide, Inc.
                  Term Loan, 4.44%, Maturing August 27, 2009                                  393,918

                        See notes to financial statements

PRINCIPAL
AMOUNT            BORROWER/TRANCHE DESCRIPTION                                        VALUE
-----------------------------------------------------------------------------------------------------
LEISURE GOODS / ACTIVITIES / MOVIES (CONTINUED)

                  Bombardier Recreational Products, Inc.
$        877,140  Term Loan, 4.69%, Maturing December 18, 2010                        $       891,394
         386,100  Term Loan, 4.69%, Maturing December 18, 2010                                392,374
       1,985,000  Cinemark, Inc.
                  Term Loan, 4.62%, Maturing March 31, 2011                                 2,013,122
         625,000  Hollywood Entertainment Corp.
                  Term Loan, 6.04%, Maturing March 31, 2008                                   628,516
       2,099,738  Loews Cineplex Entertainment Co.
                  Term Loan, 4.56%, Maturing July 30, 2011                                  2,130,085
       4,488,750  Metro-Goldwyn-Mayer Studios, Inc.
                  Term Loan, 4.79%, Maturing April 30, 2011                                 4,507,827
       4,474,922  Regal Cinemas Corp.
                  Term Loan, 4.56%, Maturing November 10, 2010                              4,523,587
       2,252,289  Six Flags Theme Parks, Inc.
                  Term Loan, 4.84%, Maturing June 30, 2009                                  2,287,129
       1,010,000  Universal City Development Partners, Ltd.
                  Term Loan, 4.41%, Maturing June 9, 2011                                   1,026,413
       3,374,500  WMG Acquisition Corp.
                  Term Loan, 5.21%, Maturing February 28, 2011                              3,423,710
-----------------------------------------------------------------------------------------------------
                                                                                      $    22,561,736
-----------------------------------------------------------------------------------------------------

LODGING AND CASINOS -- 5.3%

$      1,721,489  Alliance Gaming Corp.
                  Term Loan, 4.90%, Maturing September 5, 2009                        $     1,732,606
                  Ameristar Casinos, Inc.
       1,179,192  Term Loan, 4.23%, Maturing December 31, 2006                              1,197,862
         295,000  Term Loan, 4.44%, Maturing December 31, 2006                                299,671
       1,147,125  Argosy Gaming Co.
                  Term Loan, 4.31%, Maturing June 30, 2011                                  1,155,371
         539,985  CNL Hospitality Partners, L.P.
                  Term Loan, 4.83%, Maturing October 13, 2006                                 548,760
         850,000  CNL Resort Hotel, L.P.
                  Term Loan, 4.85%, Maturing August 18, 2006                                  850,000
         327,452  Globalcash Access, LLC
                  Term Loan, 5.17%, Maturing March 10, 2010                                   332,568
       3,088,508  Isle of Capri Casinos, Inc.
                  Term Loan, 4.62%, Maturing April 25, 2008                                 3,127,757
       1,475,000  Marina District Finance Co., Inc.
                  Term Loan, 4.62%, Maturing October 14, 2011                               1,488,213
         345,454  Mohegan Tribal Gaming Authority
                  Term Loan, 5.55%, Maturing March 31, 2008                                   346,318
         678,104  Penn National Gaming, Inc.
                  Term Loan, 4.99%, Maturing July 31, 2006                                    681,156
         735,000  Pinnacle Entertainment, Inc.
                  Term Loan, 5.42%, Maturing August 27, 2010                                  746,025
         350,000  Seminole Tribe of Florida
                  Term Loan, 6.00%, Maturing September 30, 2011                               353,500
         978,828  Vail Resorts, Inc.
                  Term Loan, 4.38%, Maturing December 10, 2008                                988,413
$      1,295,455  Venetian Casino Resort, LLC
                  Term Loan, 5.84%, Maturing June 15, 2011                            $     1,319,475
       1,783,925  Wyndham International, Inc.
                  Term Loan, 5.21%, Maturing June 30, 2006                                  1,795,633
          44,162  Wynn Las Vegas, LLC
                  Term Loan, 4.58%, Maturing December 14, 2011                                 44,751
-----------------------------------------------------------------------------------------------------
                                                                                      $    17,008,079
-----------------------------------------------------------------------------------------------------

NONFERROUS METALS / MINERALS -- 1.6%

$        539,553  Compass Minerals Group, Inc.
                  Term Loan, 4.78%, Maturing November 28, 2009                        $       547,647
         740,000  Consol Energy, Inc.
                  Term Loan, 4.78%, Maturing June 30, 2010                                    752,488
         778,191  Foundation Coal Corp.
                  Term Loan, 4.73%, Maturing July 30, 2011                                    790,740
         475,000  ICG, LLC
                  Term Loan, 4.99%, Maturing November 5, 2010                                 482,719
         500,000  International Mill Service, Inc.
                  Term Loan, 8.17%, Maturing October 26, 2011                                 508,750
                  Magnequench, Inc.
         461,328  Term Loan, 13.35%, Maturing September 30, 2009                              464,788
         500,000  Term Loan, 13.35%, Maturing December 31, 2009                               505,000
         939,309  Stillwater Mining Co.
                  Term Loan, 5.69%, Maturing June 30, 2007                                    959,270
-----------------------------------------------------------------------------------------------------
                                                                                      $     5,011,402
-----------------------------------------------------------------------------------------------------

OIL AND GAS -- 5.8%

$        446,501  Beldon & Blake Corp.
                  Term Loan, 5.05%, Maturing July 21, 2011                            $       450,408
         598,500  Dresser Rand Group, Inc.
                  Term Loan, 4.56%, Maturing October 29, 2011                                 608,300
         254,878  Dresser, Inc.
                  Term Loan, 4.97%, Maturing April 10, 2009                                   258,064
       2,636,750  Dynegy Holdings, Inc.
                  Term Loan, 6.31%, Maturing May 28, 2010                                   2,679,597
                  El Paso Corp.
       1,071,750  Term Loan, 5.19%, Maturing November 23, 2009                              1,080,793
       1,786,250  Term Loan, 5.19%, Maturing November 23, 2009                              1,804,236
       1,546,667  Getty Petroleum Marketing, Inc.
                  Term Loan, 5.80%, Maturing May 19, 2010                                   1,576,633
       1,750,000  La Grange Acquisition, L.P.
                  Term Loan, 5.44%, Maturing January 18, 2008                               1,778,985
         945,250  Lyondell-Citgo Refining, L.P.
                  Term Loan, 4.59%, Maturing May 21, 2007                                     955,884
         975,000  Magellan Midstream Holdings, L.P.
                  Term Loan, 4.62%, Maturing December 10, 2011                                988,406
         578,550  Semgroup, L.P.
                  Term Loan, 5.33%, Maturing August 27, 2010                                  587,590

                        See notes to financial statements

PRINCIPAL
AMOUNT            BORROWER/TRANCHE DESCRIPTION                                        VALUE
-----------------------------------------------------------------------------------------------------
OIL AND GAS (CONTINUED)

$        701,714  Sprague Energy Corp.
                  Revolving Loan, 4.69%, Maturing August 10, 2007                     $       699,960
       2,000,000  The Premcor Refining Group, Inc.
                  Term Loan, 4.67%, Maturing April 13, 2009                                 2,032,500
       2,960,112  Williams Production RMT Co.
                  Term Loan, 6.17%, Maturing May 30, 2007                                   3,009,449
-----------------------------------------------------------------------------------------------------
                                                                                      $    18,510,805
-----------------------------------------------------------------------------------------------------

PUBLISHING -- 9.1%

$        298,128  Advanstar Communications, Inc.
                  Term Loan, 4.17%, Maturing October 11, 2007                         $       300,302
                  Advertising Directory Solution
       1,375,000  Term Loan, 6.92%, Maturing May 9, 2010                                    1,404,219
         730,000  Term Loan, 6.92%, Maturing November 9, 2011                                 736,844
                  American Media Operations, Inc.
         136,136  Term Loan, 5.04%, Maturing April 1, 2006                                    135,965
       1,101,535  Term Loan, 4.81%, Maturing April 1, 2007                                  1,118,402
         876,179  Term Loan, 4.81%, Maturing April 1, 2008                                    890,691
         500,000  CBD Media, LLC
                  Term Loan, 4.54%, Maturing December 31, 2009                                507,500
                  Dex Media East, LLC
       1,518,004  Term Loan, 4.14%, Maturing November 8, 2008                               1,534,766
       1,749,598  Term Loan, 4.14%, Maturing May 8, 2009                                    1,770,375
                  Dex Media West, LLC
         684,443  Term Loan, 4.14%, Maturing September 9, 2009                                691,358
       2,180,447  Term Loan, 4.14%, Maturing March 9, 2010                                  2,204,750
       1,425,000  Freedom Communications, Inc.
                  Term Loan, 4.73%, Maturing May 18, 2012                                   1,449,047
                  Herald Media, Inc.
         149,250  Term Loan, 5.03%, Maturing July 22, 2011                                    151,395
         500,000  Term Loan, 5.03%, Maturing January 22, 2012                                 508,282
       2,500,000  Lamar Media Corp.
                  Term Loan, 6.17%, Maturing June 30, 2010                                  2,528,125
       1,201,142  Liberty Group Operating, Inc.
                  Term Loan, 5.56%, Maturing March 31, 2007                                 1,208,649
         698,282  Merrill Communications, LLC
                  Term Loan, 4.79%, Maturing July 30, 2009                                    708,102
                  Morris Publishing Group, LLC
         800,000  Term Loan, 3.94%, Maturing September 30, 2010                               806,750
       1,200,000  Term Loan, 3.94%, Maturing March 31, 2011                                 1,214,626
         481,363  Nebraska Book Co., Inc.
                  Term Loan, 4.67%, Maturing March 4, 2011                                    487,680
                  R.H. Donnelley Corp.
         158,359  Term Loan, 4.24%, Maturing December 31, 2009                                159,489
       2,807,224  Term Loan, 7.39%, Maturing June 30, 2011                                  2,839,097
                  Source Media, Inc.
         256,000  Term Loan, 4.69%, Maturing November 8, 2011                                 259,200
         250,000  Term Loan, 7.94%, Maturing August 30, 2012                                  255,313
                  SP Newsprint Co.
         345,556  Term Loan, 5.40%, Maturing January 9, 2010                                  352,251
         644,444  Term Loan, 5.40%, Maturing January 9, 2010                                  652,500
$      2,402,962  Sun Media Corp.
                  Term Loan, 4.14%, Maturing February 7, 2009                         $     2,421,736
                  Transwestern Publishing Co., LLC
         403,988  Term Loan, 4.60%, Maturing February 25, 2011                                409,290
         794,001  Term Loan, 4.60%, Maturing February 25, 2011                                806,284
         750,000  Weekly Reader Corp.
                  Term Loan, 6.76%, Maturing March 18, 2009                                   748,125
-----------------------------------------------------------------------------------------------------
                                                                                      $    29,261,113
-----------------------------------------------------------------------------------------------------

RADIO AND TELEVISION -- 5.1%

$        300,000  Adams Outdoor Advertising, L.P.
                  Term Loan, 4.61%, Maturing April 15, 2012                           $       305,625
         927,480  Block Communications, Inc.
                  Term Loan, 5.31%, Maturing November 30, 2009                                934,436
       2,247,845  Canwest Media, Inc.
                  Term Loan, 4.49%, Maturing August 15, 2009                                2,278,753
       3,303,673  DirecTV Holdings, LLC
                  Term Loan, 4.40%, Maturing March 6, 2010                                  3,347,447
         997,500  Gray Television, Inc.
                  Term Loan, 3.83%, Maturing December 31, 2010                              1,011,839
                  Lin Television Corp.
         670,714  Term Loan, 4.56%, Maturing December 31, 2007                                679,238
         687,857  Term Loan, 4.56%, Maturing December 31, 2007                                697,028
         520,757  NEP Supershooters, L.P.
                  Term Loan, 4.67%, Maturing August 3, 2011                                   516,852
                  Nexstar Broadcasting, Inc.
         672,535  Term Loan, 4.31%, Maturing December 31, 2010                                675,898
         367,240  Term Loan, 4.31%, Maturing December 31, 2010                                368,846
       1,488,680  Rainbow National Services, LLC
                  Term Loan, 5.19%, Maturing March 31, 2012                                 1,514,111
       1,200,000  Raycom National, LLC
                  Term Loan, 5.19%, Maturing February 24, 2012                              1,215,000
       2,650,000  Susquehanna Media Co.
                  Term Loan, 4.14%, Maturing March 9, 2012                                  2,688,923
-----------------------------------------------------------------------------------------------------
                                                                                      $    16,233,996
-----------------------------------------------------------------------------------------------------

RAIL INDUSTRIES -- 0.2%

                  Railamerica, Inc.
$        688,660  Term Loan, 4.38%, Maturing September 29, 2011                       $       699,420
          81,407  Term Loan, 4.38%, Maturing September 29, 2011                                82,679
-----------------------------------------------------------------------------------------------------
                                                                                      $       782,099
-----------------------------------------------------------------------------------------------------

RETAILERS (EXCEPT FOOD AND DRUG) -- 5.2%

$        347,375  American Achievement Corp.
                  Term Loan, 0.00%, Maturing March 25, 2011                           $       353,020
         498,750  Amscan Holdings, Inc.
                  Term Loan, 3.78%, Maturing April 30, 2012                                   502,802

                        See notes to financial statements

PRINCIPAL
AMOUNT            BORROWER/TRANCHE DESCRIPTION                                        VALUE
-----------------------------------------------------------------------------------------------------
RETAILERS (EXCEPT FOOD AND DRUG) (CONTINUED)

$      3,781,523  Coinmach Laundry Corp.
                  Term Loan, 5.36%, Maturing July 25, 2009                            $     3,827,612
       1,980,000  CSK Auto, Inc.
                  Term Loan, 4.35%, Maturing June 20, 2009                                  2,002,275
         330,000  Dollarama Group, L.P.
                  Term Loan, 6.50%, Maturing November 18, 2011                                333,197
         496,250  FTD, Inc.
                  Term Loan, 4.65%, Maturing February 28, 2011                                503,694
         997,500  Harbor Freight Tools USA, Inc.
                  Term Loan, 3.88%, Maturing July 15, 2010                                  1,001,553
         687,469  Home Interiors & Gifts, Inc.
                  Term Loan, 7.17%, Maturing March 31, 2011                                   664,783
       1,420,000  Josten's Corp.
                  Term Loan, 4.67%, Maturing December 6, 2011                               1,432,932
                  Oriental Trading Co., Inc.
       1,829,465  Term Loan, 5.19%, Maturing August 4, 2010                                 1,839,375
         500,000  Term Loan, 5.19%, Maturing January 8, 2011                                  510,104
         404,359  Petco Animal Supplies, Inc.
                  Term Loan, 6.75%, Maturing October 2, 2008                                  409,540
       1,289,947  Rent-A-Center, Inc.
                  Term Loan, 4.80%, Maturing June 30, 2010                                  1,307,684
                  Savers, Inc.
         397,493  Term Loan, 6.52%, Maturing August 4, 2009                                   400,723
         500,000  Term Loan, 6.52%, Maturing August 4, 2010                                   506,250
       1,061,000  Travelcenters of America, Inc.
                  Term Loan, 4.19%, Maturing October 1, 2008                                1,073,599
-----------------------------------------------------------------------------------------------------
                                                                                      $    16,669,143
-----------------------------------------------------------------------------------------------------

SURFACE TRANSPORT -- 1.2%

$        248,750  Horizon Lines, LLC
                  Term Loan, 5.17%, Maturing July 7, 2011                             $       252,170
         939,107  Laidlaw International, Inc.
                  Term Loan, 6.17%, Maturing June 19, 2009                                    944,977
                  NFIL Holdings Corp.
         328,188  Term Loan, 4.14%, Maturing February 27, 2010                                332,291
         958,350  Term Loan, 4.94%, Maturing February 27, 2010                                970,330
       1,197,059  Sirva Worldwide, Inc.
                  Term Loan, 4.42%, Maturing December 31, 2010                              1,205,663
-----------------------------------------------------------------------------------------------------
                                                                                      $     3,705,431
-----------------------------------------------------------------------------------------------------

TELECOMMUNICATIONS -- 10.0%

$      1,343,250  American Tower, L.P.
                  Term Loan, 4.23%, Maturing August 31, 2011                          $     1,361,824
         348,250  Cellular South, Inc.
                  Term Loan, 4.49%, Maturing May 4, 2011                                      354,997
       1,985,000  Centennial Cellular Operating Co., LLC
                  Term Loan, 4.81%, Maturing February 9, 2011                               2,013,534
$      1,348,020  Cincinnati Bell, Inc.
                  Term Loan, 4.62%, Maturing June 30, 2008                            $     1,362,680
       1,491,661  Consolidated Communications, Inc.
                  Term Loan, 4.78%, Maturing October 14, 2011                               1,516,833
         470,225  D&E Communications, Inc.
                  Term Loan, 4.42%, Maturing December 31, 2011                                473,164
         334,000  Iowa Telecommunications Services
                  Term Loan, 4.38%, Maturing November 23, 2005                                337,340
       4,950,000  Nextel Communications
                  Term Loan, 4.31%, Maturing December 15, 2010                              4,959,014
       1,325,000  Nextel Partners Operating Corp.
                  Term Loan, 4.94%, Maturing May 31, 2011                                   1,345,585
       1,491,108  NTELOS, Inc.
                  Term Loan, 6.17%, Maturing July 25, 2008                                  1,492,972
       5,000,000  Qwest Corp.
                  Term Loan, 7.39%, Maturing June 4, 2007                                   5,220,835
       1,961,496  SBA Senior Finance, Inc.
                  Term Loan, 4.86%, Maturing October 31, 2008                               1,988,467
       1,226,000  Spectrasite Communications, Inc.
                  Term Loan, 4.03%, Maturing May 23, 2012                                   1,235,450
         305,000  Stratos Global Corp.
                  Term Loan, 4.75%, Maturing December 3, 2010                                 307,859
         830,000  Triton PCS, Inc.
                  Term Loan, 5.66%, Maturing November 18, 2009                                841,413
         263,964  USA Mobility, Inc.
                  Term Loan, 4.82%, Maturing November 16, 2006                                266,604
                  Valor Telecom Enterprise, LLC
         775,000  Term Loan, 4.38%, Maturing November 10, 2011                                800,575
       1,645,875  Term Loan, 4.82%, Maturing November 10, 2011                              1,664,391
                  Westcom Corp.
         475,000  Term Loan, 7.00%, Maturing December 17, 2010                                483,313
         600,000  Term Loan, 7.00%, Maturing June 17, 2011                                    624,000
       3,334,497  Western Wireless Corp.
                  Term Loan, 5.24%, Maturing May 28, 2011                                   3,392,254
         169,348  Winstar Communications, Inc.
                  DIP Loan, 5.18%, Maturing December 31, 2005(2)(3)                            61,490
-----------------------------------------------------------------------------------------------------
                                                                                      $    32,104,594
-----------------------------------------------------------------------------------------------------

UTILITIES -- 2.2%

$      2,320,974  Allegheny Energy Supply Co., LLC
                  Term Loan, 4.19%, Maturing October 28, 2011                         $     2,363,332
         457,700  Coleto Creek WLE, L.P.
                  Term Loan, 4.67%, Maturing June 30, 2011                                    465,710
                  Pike Electric, Inc.
         257,112  Term Loan, 4.63%, Maturing July 1, 2012                                     261,692
         450,000  Term Loan, 4.81%, Maturing July 1, 2012                                     456,750
       1,051,286  Plains Resources, Inc.
                  Term Loan, 4.53%, Maturing July 23, 2010                                  1,066,070

                        See notes to financial statements

PRINCIPAL
AMOUNT            BORROWER/TRANCHE DESCRIPTION                                        VALUE
-----------------------------------------------------------------------------------------------------
UTILITIES (CONTINUED)

$      1,265,000  Reliant Energy, Inc.
                  Term Loan, 4.80%, Maturing December 22, 2010                        $     1,282,525
       1,152,926  Texas Genco, LLC
                  Term Loan, 4.48%, Maturing December 14, 2011                              1,169,706
-----------------------------------------------------------------------------------------------------
                                                                                      $     7,065,785
-----------------------------------------------------------------------------------------------------

TOTAL SENIOR, FLOATING RATE INTERESTS
   (IDENTIFIED COST $464,985,074)                                                     $   469,266,155
-----------------------------------------------------------------------------------------------------

CORPORATE BONDS & NOTES -- 16.3%

PRINCIPAL AMOUNT
(000'S OMITTED)   SECURITY                                                            VALUE
-----------------------------------------------------------------------------------------------------
AEROSPACE AND DEFENSE -- 0.2%

$            300  Argo Tech Corp., Sr. Notes
                  9.25%, 6/1/11                                                       $       330,750
              35  BE Aerospace, Sr. Sub. Notes, Series B
                  8.00%, 3/1/08                                                                35,219
             300  Sequa Corp.
                  8.875%, 4/1/08                                                              330,000
              40  Standard Aero Holdings, Inc., Sr. Sub. Notes
                  8.25%, 9/1/14(4)                                                             43,400
-----------------------------------------------------------------------------------------------------
                                                                                      $       739,369
-----------------------------------------------------------------------------------------------------

AIR TRANSPORT -- 0.5%

                  American Airlines
$            895  7.80%, 10/1/06                                                      $       819,766
              15  8.608%, 4/1/11                                                               13,812
              20  7.858%, 10/1/11                                                              20,683
             255  AMR Corp.
                  9.00%, 8/1/12                                                               206,550
                  Continental Airlines
              20  8.00%, 12/15/05                                                              19,600
             294  7.033%, 6/15/11                                                             241,834
               6  Delta Air Lines
                  7.779%, 11/18/05(4)                                                           5,522
              79  Delta Airlines, Inc.
                  9.50%, 11/18/08(2)(4)                                                        73,667
              25  Northwest Airlines, Inc.
                  8.875%, 6/1/06                                                               24,125
-----------------------------------------------------------------------------------------------------
                                                                                      $     1,425,559
-----------------------------------------------------------------------------------------------------

AUTOMOTIVE -- 0.5%

$             55  Affinia Group, Inc., Sr. Sub. Notes
                  9.00%, 11/30/14(4)                                                  $        57,612
              35  Altra Industrial Motion
                  9.00%, 12/1/11(4)                                                            35,700
             530  Keystone Automotive Operations, Inc., Sr. Sub. Notes
                  9.75%, 11/1/13                                                              569,750
             145  Metaldyne Corp.
                  11.00%, 6/15/12                                                             121,075
              75  Metaldyne Corp., Sr. Notes
                  10.00%, 11/1/13(4)                                                           71,625
             230  Tenneco Automotive, Inc., Sr. Notes, Series B
                  10.25%, 7/15/13                                                             272,550
             140  Tenneco Automotive, Inc., Sr. Sub. Notes
                  8.625%, 11/15/14(4)                                                         146,300
              65  TRW Automotive, Inc., Sr. Sub. Notes
                  11.00%, 2/15/13                                                              78,650
              65  United Components, Inc., Sr. Sub. Notes
                  9.375%, 6/15/13                                                              70,850
-----------------------------------------------------------------------------------------------------
                                                                                      $     1,424,112
-----------------------------------------------------------------------------------------------------

BUILDING AND DEVELOPMENT -- 0.2%

$             60  Coleman Cable, Inc., Sr. Notes
                  9.875%, 10/1/12(4)                                                  $        64,050
             185  Mueller Group, Inc., Sr. Sub. Notes
                  10.00%, 4/25/11                                                             202,575
             105  Mueller Holdings, Inc., Disc. Notes
                  14.75%, 4/15/14                                                              72,450
              10  Owens Corning
                  7.70%, 5/1/08                                                                 8,150
                  Ply Gem Industries, Inc., Sr. Sub. Notes
              95  9.00%, 2/15/12(4)                                                            96,900
              90  9.00%, 2/15/12                                                               91,800
             180  RMCC Acquisition Co., Sr. Sub. Notes
                  9.50%, 11/1/12(4)                                                           180,450
-----------------------------------------------------------------------------------------------------
                                                                                      $       716,375
-----------------------------------------------------------------------------------------------------

BUSINESS EQUIPMENT AND SERVICES -- 0.2%

$             25  Allied Security Escrow, Sr. Sub. Notes
                  11.375%, 7/15/11(4)                                                 $        26,250
             180  Amerco, Inc.
                  9.00%, 3/15/09                                                              191,700
             260  Quintiles Transnational Corp., Sr. Sub. Notes
                  10.00%, 10/1/13                                                             292,500
              50  Williams Scotsman, Inc., Sr. Notes
                  10.00%, 8/15/08                                                              55,750
-----------------------------------------------------------------------------------------------------
                                                                                      $       566,200
-----------------------------------------------------------------------------------------------------

                        See notes to financial statements

PRINCIPAL AMOUNT
(000'S OMITTED)   SECURITY                                                            VALUE
-----------------------------------------------------------------------------------------------------
CABLE AND SATELLITE TELEVISION -- 0.4%

$            270  Adelphia Communications, Sr. Notes, Series B
                  9.25%, 10/1/32(3)                                                   $       259,875
              82  Avalon Cable Holdings LLC, Sr. Disc. Notes
                  11.875%, 12/1/08                                                             85,921
              85  Charter Communications Holdings, LLC, Sr. Notes
                  10.25%, 1/15/10                                                              75,012
             240  PanAmSat Corp., Sr. Notes
                  9.00%, 8/15/14(4)                                                           269,100
              85  Rogers Cable, Inc., Sr. Notes
                  6.75%, 3/15/15(4)                                                            87,337
             545  UGS Corp., Sr. Sub. Notes
                  10.00%, 6/1/12(4)                                                           622,662
-----------------------------------------------------------------------------------------------------
                                                                                      $     1,399,907
-----------------------------------------------------------------------------------------------------

CHEMICALS AND PLASTICS -- 1.1%

$            115  Avecia Group PLC
                  11.00%, 7/1/09                                                      $       119,025
             265  BCP Caylux Holdings, Sr. Sub. Notes
                  9.625%, 6/15/14(4)                                                          300,112
              95  Borden U.S. Finance/Nova Scotia Finance, Sr. Notes
                  9.00%, 7/15/14(4)                                                           105,925
             275  Crystal US Holdings/US Holdings 3, LLC, Sr. Disc. Notes
                  10.50%, 10/1/14(4)                                                          189,750
             110  Equistar Chemical, Sr. Notes
                  10.625%, 5/1/11                                                             128,150
              30  Hercules, Inc.
                  11.125%, 11/15/07                                                            35,850
              80  Huntsman International, LLC, Sr. Notes
                  9.875%, 3/1/09                                                               88,200
             155  Huntsman, LLC
                  11.625%, 10/15/10                                                           184,062
              60  Innophos, Inc., Sr. Sub. Notes
                  8.875%, 8/15/14(4)                                                           65,100
                  Key Plastics, LLC
              65  4.00%, 4/26/07(2)                                                            65,820
             118  7.00%, 4/26/07(2)                                                           118,678
                  Lyondell Chemical Co.
               5  9.50%, 12/15/08                                                               5,450
              75  9.50%, 12/15/08                                                              81,750
              40  Lyondell Chemical Co., Series A
                  9.625%, 5/1/07                                                               44,200
             247  Lyondell Chemical Co., Sr. Notes
                  10.50%, 6/1/13                                                              295,165
             315  Milacron Escrow Corp.
                  11.50%, 5/15/11                                                             335,475
             100  Nalco Co., Sr. Sub. Notes
                  8.875%, 11/15/13                                                            110,250
             460  OM Group, Inc.
                  9.25%, 12/15/11                                                             492,200
$            130  Polyone Corp., Sr. Notes
                  8.875%, 5/1/12                                                      $       142,025
             450  Rhodia SA, Sr. Notes
                  10.25%, 6/1/10                                                              508,500
-----------------------------------------------------------------------------------------------------
                                                                                      $     3,415,687
-----------------------------------------------------------------------------------------------------

CLOTHING / TEXTILES -- 0.3%

$             60  GFSI, Inc., Sr. Sub. Notes, Series B
                  9.625%, 3/1/07                                                      $        58,500
             225  Levi Strauss & Co.
                  7.00%, 11/1/06                                                              237,375
             175  Levi Strauss & Co., Sr. Notes
                  11.625%, 1/15/08                                                            184,625
              60  Perry Ellis International, Inc., Sr. Sub. Notes
                  8.875%, 9/15/13                                                              63,300
                  Phillips Van-Heusen, Sr. Notes
              40  7.25%, 2/15/11                                                               42,200
             100  8.125%, 5/1/13                                                              109,000
             104  William Carter, Series B
                  10.875%, 8/15/11                                                            117,000
-----------------------------------------------------------------------------------------------------
                                                                                      $       812,000
-----------------------------------------------------------------------------------------------------

COMMERCIAL SERVICES -- 0.1%

$            120  Affinity Group, Inc., Sr. Sub. Notes
                  9.00%, 2/15/12                                                      $       130,500
             150  Norcross Safety Products LLC/Norcross Capital Corp.,
                  Sr. Sub. Notes, Series B
                  9.875%, 8/15/11                                                             166,500
             105  Vertis, Inc., Sub. Notes
                  13.50%, 12/7/09(4)                                                          111,169
-----------------------------------------------------------------------------------------------------
                                                                                      $       408,169
-----------------------------------------------------------------------------------------------------

CONGLOMERATES -- 0.2%

$            500  Amsted Industries, Inc., Sr. Notes
                  10.25%, 10/15/11(4)                                                 $       567,500
              65  Rexnord Corp.
                  10.125%, 12/15/12                                                            73,775
-----------------------------------------------------------------------------------------------------
                                                                                      $       641,275
-----------------------------------------------------------------------------------------------------

CONSUMER PRODUCTS -- 0.1%

$             95  Fedders North America, Inc.
                  9.875%, 3/1/14                                                      $        77,900
              30  Rayovac Corp., Sr. Sub. Notes
                  8.50%, 10/1/13                                                               33,450
              25  Riddell Bell Holdings, Sr. Sub. Notes
                  8.375%, 10/1/12(4)                                                           26,000
             195  Samsonite Corp., Sr. Sub. Notes
                  8.875%, 6/1/11                                                              212,062
-----------------------------------------------------------------------------------------------------
                                                                                      $       349,412
-----------------------------------------------------------------------------------------------------

                        See notes to financial statements

PRINCIPAL AMOUNT
(000'S OMITTED)   SECURITY                                                            VALUE
-----------------------------------------------------------------------------------------------------
CONTAINERS AND GLASS PRODUCTS -- 0.3%

                  Crown Euro Holdings SA
$             65  9.50%, 3/1/11                                                       $        74,425
             340  10.875%, 3/1/13                                                             403,750
             180  Intertape Polymer US, Inc., Sr. Sub. Notes
                  8.50%, 8/1/14(4)                                                            183,825
             170  Jefferson Smurfit
                  8.25%, 10/1/12                                                              186,150
              70  Owens-Illinois, Inc., Sr. Notes
                  8.10%, 5/15/07                                                               74,900
              95  Pliant Corp.
                  11.125%, 6/15/09                                                             88,231
              55  Tekni-Plex, Inc., Sr. Notes
                  8.75%, 11/15/13(4)                                                           55,000
-----------------------------------------------------------------------------------------------------
                                                                                      $     1,066,281
-----------------------------------------------------------------------------------------------------

ECOLOGICAL SERVICES AND EQUIPMENT -- 0.2%

$             60  Alderwoods Group, Inc., Sr. Notes
                  7.75%, 9/15/12(4)                                                   $        65,100
              85  Allied Waste Industries, Series B
                  9.25%, 9/1/12                                                                92,437
             140  Allied Waste, Series B
                  8.875%, 4/1/08                                                              150,500
              55  IMCO Recycling, Sr. Notes
                  9.00%, 11/15/14(4)                                                           57,475
             115  National Waterworks, Inc., Series B
                  10.50%, 12/1/12                                                             129,950
             280  Waste Services, Inc., Sr. Sub. Notes
                  9.50%, 4/15/14(4)                                                           280,000
-----------------------------------------------------------------------------------------------------
                                                                                      $       775,462
-----------------------------------------------------------------------------------------------------

ELECTRONICS / ELECTRICAL -- 0.4%

$            121  AMI Semiconductor, Inc., Sr. Sub. Notes
                  10.75%, 2/1/13                                                      $       142,780
              25  Danka Business Systems, Sr. Notes
                  11.00%, 6/15/10                                                              26,625
              35  Hexcel Corp.
                  9.875%, 10/1/08                                                              39,025
           1,000  Wesco Distribution, Inc.
                  9.125%, 6/1/08                                                            1,035,000
-----------------------------------------------------------------------------------------------------
                                                                                      $     1,243,430
-----------------------------------------------------------------------------------------------------

ENGINEERING -- 0.0%

$             80  Shaw Group, Inc., Sr. Notes
                  10.75%, 3/15/10                                                     $        88,600
-----------------------------------------------------------------------------------------------------
                                                                                      $        88,600
-----------------------------------------------------------------------------------------------------

ENTERTAINMENT -- 0.3%

$            115  AMC Entertainment, Inc., Sr. Sub. Notes
                  9.875%, 2/1/12                                                      $       125,925
             240  LCE Acquisition Corp., Sr. Sub. Notes
                  9.00%, 8/1/14(4)                                                            261,000
             325  Marquee Holdings, Inc., Sr. Disc. Notes
                  12.00%, 8/15/14(4)                                                          221,000
             245  Royal Caribbean Cruises, Sr. Notes
                  8.75%, 2/2/11                                                               290,631
              25  True Temper Sports, Inc., Sr. Sub. Notes
                  8.375%, 9/15/11                                                              23,375
-----------------------------------------------------------------------------------------------------
                                                                                      $       921,931
-----------------------------------------------------------------------------------------------------

EQUIPMENT LEASING -- 0.1%

$             40  United Rentals North America, Inc.
                  6.50%, 2/15/12                                                      $        39,200
             125  United Rentals North America, Inc., Sr. Sub. Notes
                  7.00%, 2/15/14                                                              117,500
-----------------------------------------------------------------------------------------------------
                                                                                      $       156,700
-----------------------------------------------------------------------------------------------------

FINANCIAL INTERMEDIARIES -- 0.6%

$            500  Alzette
                  8.691%, 12/15/20                                                    $       500,000
             500  Carlyle High Yield Partners, Series 2004-6A, Class C
                  4.36%, 8/15/16(4)                                                           500,000
             500  Dryden Leveraged Loan, Series 2004-6A, Class C1
                  4.055%, 7/30/16(4)                                                          500,000
             130  E*Trade Financial Corp., Sr. Notes
                  8.00%, 6/15/11(4)                                                           140,400
             235  Refco Finance Holdings, LLC, Sr. Sub. Notes
                  9.00%, 8/1/12(4)                                                            258,500
-----------------------------------------------------------------------------------------------------
                                                                                      $     1,898,900
-----------------------------------------------------------------------------------------------------

FOOD PRODUCTS -- 0.6%

$            400  American Seafood Group LLC
                  10.125%, 4/15/10                                                    $       430,000
             220  ASG Consolidated, LLC/ASG Finance, Inc., Sr. Disc. Notes
                  11.50%, 11/1/11(4)                                                          141,350
                  Pinnacle Foods Holdings Corp., Sr. Sub. Notes
              15  8.25%, 12/1/13(4)                                                            14,362
           1,065  8.25%, 12/1/13(4)                                                         1,019,737
             265  UAP Holding Corp., Sr. Disc. Notes
                  10.75%, 7/15/12(4)                                                          209,350
              50  United Agricultural Products, Sr. Notes
                  8.25%, 12/15/11(4)                                                           53,875
              70  WH Holdings Ltd./WH Capital Corp., Sr. Notes
                  9.50%, 4/1/11                                                                77,350
-----------------------------------------------------------------------------------------------------
                                                                                      $     1,946,024
-----------------------------------------------------------------------------------------------------

                        See notes to financial statements

PRINCIPAL AMOUNT
(000'S OMITTED)   SECURITY                                                            VALUE
-----------------------------------------------------------------------------------------------------
FOOD / DRUG RETAILERS -- 0.1%

$             70  General Nutrition Centers, Sr. Sub. Notes
                  8.50%, 12/1/10                                                      $        66,500
             175  Pierre Foods, Inc., Sr. Sub. Notes
                  9.875%, 7/15/12(4)                                                          182,000
-----------------------------------------------------------------------------------------------------
                                                                                      $       248,500
-----------------------------------------------------------------------------------------------------

FOREST PRODUCTS -- 0.5%

$             80  Boise Cascade, LLC, Sr. Notes, Variable Rate
                  5.005%, 10/15/12(4)                                                 $        83,400
             260  Caraustar Industries, Inc., Sr. Sub. Notes
                  9.875%, 4/1/11                                                              283,400
                  Georgia-Pacific Corp.
             145  9.50%, 12/1/11                                                              179,437
             180  9.375%, 2/1/13                                                              210,600
             225  Longview Fibre Co., Sr. Sub. Notes
                  10.00%, 1/15/09                                                             246,937
             250  MDP Acquisitions/JSG Funding PLC, Sr. Notes
                  9.625%, 10/1/12                                                             280,000
              55  Neenah Paper, Inc., Sr. Notes
                  7.375%, 11/15/14(4)                                                          56,100
             170  Newark Group, Inc., Sr. Sub. Notes
                  9.75%, 3/15/14                                                              181,900
-----------------------------------------------------------------------------------------------------
                                                                                      $     1,521,774
-----------------------------------------------------------------------------------------------------

HEALTHCARE -- 0.9%

$            125  Ardent Health Services, Inc., Sr. Sub. Notes
                  10.00%, 8/15/13                                                     $       131,875
             205  Elan Finance PLC/Elan Finance Corp., Sr. Notes
                  7.75%, 11/15/11(4)                                                          219,350
             105  HCA, Inc.
                  5.50%, 12/1/09                                                              105,146
             145  Healthsouth Corp.
                  7.625%, 6/1/12                                                              146,450
             245  Healthsouth Corp., Sr. Notes
                  8.375%, 10/1/11                                                             255,412
             120  Inverness Medical Innovations, Inc., Sr. Sub. Notes
                  8.75%, 2/15/12(4)                                                           126,000
             159  Magellan Health Services, Inc., Sr. Notes, Series A
                  9.375%, 11/15/08                                                            173,632
             125  Medical Device Manufacturing, Inc., Sr. Sub. Notes
                  10.00%, 7/15/12(4)                                                          135,312
             205  Medquest, Inc.
                  11.875%, 8/15/12                                                            241,900
              70  National Mentor, Inc., Sr. Sub. Notes
                  9.625%, 12/1/12(4)                                                           74,725
              65  National Nephrology Association, Sr. Sub. Notes
                  9.00%, 11/1/11(4)                                                            75,562
$            146  Pacificare Health System
                  10.75%, 6/1/09                                                      $       169,360
               5  Rotech Healthcare, Inc.
                  9.50%, 4/1/12                                                                 5,525
             310  Tenet Healthcare Corp., Sr. Notes
                  9.875%, 7/1/14(4)                                                           339,450
             120  US Oncology, Inc., Sr. Notes
                  9.00%, 8/15/12(4)                                                           134,700
             240  US Oncology, Inc., Sr. Sub. Notes
                  10.75%, 8/15/14(4)                                                          279,000
             255  Vanguard Health Holdings II, Sr. Sub. Notes
                  9.00%, 10/1/14(4)                                                           274,125
             120  VWR International, Inc., Sr. Sub. Notes
                  8.00%, 4/15/14(4)                                                           128,700
-----------------------------------------------------------------------------------------------------
                                                                                      $     3,016,224
-----------------------------------------------------------------------------------------------------

HOME FURNISHINGS -- 0.0%

$             20  Interface, Inc., Sr. Sub. Notes
                  9.50%, 2/1/14                                                       $        21,900
              32  Interline Brands, Inc., Sr. Sub. Notes
                  11.50%, 5/15/11                                                              36,160
-----------------------------------------------------------------------------------------------------
                                                                                      $        58,060
-----------------------------------------------------------------------------------------------------

INDUSTRIAL EQUIPMENT -- 0.2%

$            110  Case New Holland, Inc., Sr. Notes
                  9.25%, 8/1/11(4)                                                    $       122,925
              29  Manitowoc Co., Inc. (The)
                  10.50%, 8/1/12                                                               33,495
             120  Terex Corp.
                  10.375%, 4/1/11                                                             135,000
             265  Thermadyne Holdings Corp., Sr. Sub. Notes
                  9.25%, 2/1/14                                                               259,700
-----------------------------------------------------------------------------------------------------
                                                                                      $       551,120
-----------------------------------------------------------------------------------------------------

INDUSTRIAL GASES -- 0.0%

$              5  Flowserve Corp.
                  12.25%, 8/15/10                                                     $         5,550
-----------------------------------------------------------------------------------------------------
                                                                                      $         5,550
-----------------------------------------------------------------------------------------------------

INFORMATION TECHNOLOGY -- 0.0%

$             50  Stratus Technologies, Inc., Sr. Notes
                  10.375%, 12/1/08                                                    $        45,375
-----------------------------------------------------------------------------------------------------
                                                                                      $        45,375
-----------------------------------------------------------------------------------------------------

                        See notes to financial statements

PRINCIPAL AMOUNT
(000'S OMITTED)   SECURITY                                                            VALUE
-----------------------------------------------------------------------------------------------------
LEISURE GOODS / ACTIVITIES / MOVIES -- 0.0%

$             95  Universal City Development Partners, Sr. Notes
                  11.75%, 4/1/10                                                      $       112,694
-----------------------------------------------------------------------------------------------------
                                                                                      $       112,694
-----------------------------------------------------------------------------------------------------

LODGING AND CASINOS -- 1.6%

$            150  Ameristar Casinos, Inc.
                  10.75%, 2/15/09                                                     $       168,000
             230  Chukchansi EDA, Sr. Notes
                  14.50%, 6/15/09(4)                                                          290,950
           1,000  Felcor Lodging L.P., Sr. Notes, Variable Rate
                  6.874%, 6/1/11                                                            1,055,000
              70  Hollywood Casino Shreveport, 1st Mtg. Notes
                  13.00%, 8/1/06(3)                                                            59,587
              15  Host Marriott L.P., Series I
                  9.50%, 1/15/07                                                               16,500
             165  Inn of the Mountain Gods, Sr. Notes
                  12.00%, 11/15/10                                                            193,875
             210  Kerzner International Hotels, Sr. Sub. Notes
                  8.875%, 8/15/11                                                             230,475
             240  Majestic Star Casino LLC
                  9.50%, 10/15/10                                                             255,600
             115  Meristar Hospitality Operations/Finance
                  10.50%, 6/15/09                                                             125,925
              60  MGM Grand, Inc.
                  6.875%, 2/6/08                                                               65,250
             110  MTR Gaming Group, Series B
                  9.75%, 4/1/10                                                               121,550
             140  OED Corp. / Diamond Jo
                  8.75%, 4/15/12                                                              137,900
             555  Penn National Gaming, Inc., Sr. Sub. Notes
                  11.125%, 3/1/08                                                             595,237
              15  Premier Entertainment Biloxi, LLC/Premier
                  Finance Biloxi Corp.
                  10.75%, 2/1/12                                                               16,462
             125  Seneca Gaming Corp., Sr. Notes
                  7.25%, 5/1/12                                                               132,187
             295  Trump Atlantic City Associates, Inc.
                  11.25%, 5/1/06(3)                                                           282,831
             275  Trump Holdings and Funding, Sr. Notes
                  11.625%, 3/15/10                                                            299,062
             645  Venetian Casino/Las Vegas Sands
                  11.00%, 6/15/10                                                             739,331
             412  Waterford Gaming LLC, Sr. Notes
                  8.625%, 9/15/12(4)                                                          442,900
-----------------------------------------------------------------------------------------------------
                                                                                      $     5,228,622
-----------------------------------------------------------------------------------------------------

MANUFACTURING -- 0.1%

$             65  Aearo Co. I, Sr. Sub. Notes
                  8.25%, 4/15/12                                                      $        67,275
              65  MAAX Corp., Sr. Sub. Notes
                  9.75%, 6/15/12(4)                                                            69,062
             100  Oxford Industries, Inc., Sr. Notes
                  8.875%, 6/1/11                                                              107,875
-----------------------------------------------------------------------------------------------------
                                                                                      $       244,212
-----------------------------------------------------------------------------------------------------

NONFERROUS METALS / MINERALS -- 0.1%

$             75  Alpha Natural Resources, Sr. Notes
                  10.00%, 6/1/12(4)                                                   $        85,875
              50  General Cable Corp., Sr. Notes
                  9.50%, 11/15/10                                                              56,750
             127  Ispat Inland ULC, Sr. Notes
                  9.75%, 4/1/14                                                               157,480
-----------------------------------------------------------------------------------------------------
                                                                                      $       300,105
-----------------------------------------------------------------------------------------------------

OIL AND GAS -- 1.2%

$             70  ANR Pipeline Co.
                  8.875%, 3/15/10                                                     $        78,750
             110  Dresser, Inc.
                  9.375%, 4/15/11                                                             121,000
             110  Dresser-Rand Group, Inc., Sr. Sub. Notes
                  7.375%, 11/1/14(4)                                                          112,750
               5  Dynegy Holdings, Inc., Sr. Notes
                  10.125%, 7/15/13(4)                                                           5,750
             130  El Paso CGP Co., Sr. Debs.
                  9.625%, 5/15/12                                                             144,950
             105  El Paso Corp.
                  6.95%, 12/15/07                                                             110,512
              35  El Paso Corp., Sr. Notes
                  7.00%, 5/15/11                                                               35,569
             125  El Paso Production Holding Co.
                  7.75%, 6/1/13                                                               131,562
             130  Giant Industries
                  8.00%, 5/15/14                                                              136,500
              70  Hanover Compressor Co., Sr. Notes
                  8.625%, 12/15/10                                                             76,825
             285  Hanover Compressor Co., Sr. Sub. Notes
                  0.00%, 3/31/07                                                              249,375
             165  Harvest Operations Corp., Sr. Notes
                  7.875%, 10/15/11(4)                                                         167,063
              70  NGC Corp., Sr. Debs.
                  7.625%, 10/15/26                                                             61,163
              70  Northwest Pipeline Corp.
                  8.125%, 3/1/10                                                               77,788
              85  Parker Drilling Co., Sr. Notes
                  9.625%, 10/1/13                                                              95,838

                        See notes to financial statements

PRINCIPAL AMOUNT
(000'S OMITTED)   SECURITY                                                            VALUE
-----------------------------------------------------------------------------------------------------
OIL AND GAS (CONTINUED)

$             30  Petrobras International Finance Co.
                  7.75%, 9/15/14                                                      $        31,688
             115  Plains E&P Co., Sr. Sub. Notes
                  8.75%, 7/1/12                                                               129,088
             309  Port Arthur Finance Corp.
                  12.50%, 1/15/09                                                             363,075
             210  Premcor Refining Group, Sr. Notes
                  9.50%, 2/1/13                                                               244,650
              40  Premcor Refining Group, Sr. Sub. Notes
                  7.75%, 2/1/12                                                                44,300
             585  SESI, LLC
                  8.875%, 5/15/11                                                             643,500
                  Southern Natural Gas
              50  8.875%, 3/15/10                                                              56,250
             150  8.00%, 3/1/32                                                               164,438
             265  Transmontaigne, Inc., Sr. Sub. Notes
                  9.125%, 6/1/10                                                              288,850
             125  United Refining Co., Sr. Notes
                  10.50%, 8/15/12(4)                                                          132,813
-----------------------------------------------------------------------------------------------------
                                                                                      $     3,704,047
-----------------------------------------------------------------------------------------------------

PUBLISHING -- 1.2%

$            185  Advanstar Communications, Inc.
                  10.75%, 8/15/10                                                     $       209,744
           1,481  Advanstar Communications, Inc., Variable Rate
                  9.79%, 8/15/08                                                            1,555,313
              45  Advertising Directory Solutions, Inc., Sr. Notes
                  9.25%, 11/15/12(4)                                                           47,475
             170  American Media Operations, Inc., Series B
                  10.25%, 5/1/09                                                              179,988
              70  CBD Media, Inc., Sr. Sub. Notes
                  8.625%, 6/1/11                                                               74,375
              80  Dex Media East LLC
                  9.875%, 11/15/09                                                             91,500
             217  Dex Media West LLC, Sr. Sub. Notes
                  9.875%, 8/15/13                                                             251,178
             190  Houghton Mifflin Co., Sr. Sub. Notes
                  9.875%, 2/1/13                                                              209,000
             110  Liberty Group Operating
                  9.375%, 2/1/08                                                              112,200
             180  Primedia, Inc.
                  8.875%, 5/15/11                                                             191,250
           1,000  Primedia, Inc. Sr. Notes, Variable Rate
                  7.665%, 5/15/10                                                           1,065,000
-----------------------------------------------------------------------------------------------------
                                                                                      $     3,987,023
-----------------------------------------------------------------------------------------------------

RADIO AND TELEVISION -- 1.4%

$            217  3815668 Canada, Inc., Sr. Sub. Notes
                  8.00%, 9/15/12(4)                                                   $       234,152
             120  CanWest Media, Inc., Sr. Sub. Notes
                  10.625%, 5/15/11                                                            135,300
             180  CSC Holdings, Inc., Sr. Sub. Notes
                  10.50%, 5/15/16                                                             205,200
              55  Fisher Communications, Inc., Sr. Notes
                  8.625%, 9/15/14(4)                                                           59,675
             400  Insight Communications, Sr. Disc. Notes
                  12.25%, 2/15/11                                                             391,000
             345  Kabel Deutschland GMBH
                  10.625%, 7/1/14(4)                                                          398,475
              80  LBI Media, Inc., Sr. Disc. Notes
                  11.00%, 10/15/13                                                             59,200
              25  Muzak LLC/Muzak Finance, Sr. Notes
                  10.00%, 2/15/09                                                              23,406
             230  Nexstar Finance Holdings LLC, Inc., Sr. Disc. Notes
                  11.375%, 4/1/13                                                             182,850
              65  Nextmedia Operating, Inc.
                  10.75%, 7/1/11                                                               73,125
              65  Paxson Communications Corp.
                  12.25%, 1/15/09                                                              61,100
           2,000  Paxson Communications Corp., Variable Rate
                  4.82%, 1/15/10(4)                                                         2,020,000
             100  Rainbow National Services, LLC, Sr. Notes
                  8.75%, 9/1/12(4)                                                            110,250
             380  Rainbow National Services, LLC, Sr. Sub. Debs.
                  10.375%, 9/1/14(4)                                                          430,350
              35  Sinclair Broadcast Group, Inc., Convertible Bond
                  4.875%, 7/15/18                                                              33,731
-----------------------------------------------------------------------------------------------------
                                                                                      $     4,417,814
-----------------------------------------------------------------------------------------------------

RETAILERS (EXCEPT FOOD AND DRUG) -- 0.1%

$             29  Coinmach Corp., Sr. Notes
                  9.00%, 2/1/10                                                       $        30,450
              80  Home Interiors & Gifts, Inc.
                  10.025%, 6/1/08                                                              66,400
              45  Jostens Holding Corp., Sr. Disc. Notes
                  10.25%, 12/1/13                                                              32,175
              25  PCA LLC/PCA Finance Corp., Sr. Notes
                  11.875%, 8/1/09                                                              22,125
-----------------------------------------------------------------------------------------------------
                                                                                      $       151,150
-----------------------------------------------------------------------------------------------------

SEMICONDUCTORS -- 0.3%

$            415  Advanced Micro Devices, Inc., Sr. Notes
                  7.75%, 11/1/12(4)                                                   $       434,194
              60  Amkor Technologies, Inc.
                  5.75%, 6/1/06                                                                59,100

                        See notes to financial statements

PRINCIPAL AMOUNT
(000'S OMITTED)   SECURITY                                                            VALUE
-----------------------------------------------------------------------------------------------------
SEMICONDUCTORS (CONTINUED)

                  Amkor Technologies, Inc., Sr. Notes
$             45  7.125%, 3/15/11                                                     $        42,525
             445  7.75%, 5/15/13                                                              420,525
              70  Stats Chippac Ltd., Sr. Notes
                  6.75%, 11/15/11(4)                                                           69,650
-----------------------------------------------------------------------------------------------------
                                                                                      $     1,025,994
-----------------------------------------------------------------------------------------------------

SURFACE TRANSPORT -- 0.1%

$            125  Horizon Lines, LLC
                  9.00%, 11/1/12(4)                                                   $       135,000
             135  OMI Corp., Sr. Notes
                  7.625%, 12/1/13                                                             145,125
              15  Petroleum Helicopters, Series B
                  9.375%, 5/1/09                                                               16,500
             105  Quality Distribution LLC/QD Capital Corp.
                  9.00%, 11/15/10(4)                                                          105,263
-----------------------------------------------------------------------------------------------------
                                                                                      $       401,888
-----------------------------------------------------------------------------------------------------

TELECOMMUNICATIONS -- 1.8%

$             60  AirGate PCS, Inc., Sr. Notes, Variable Rate
                  5.85%, 10/15/11(4)                                                  $        61,950
              80  Alamosa Delaware, Inc., Sr. Disc. Notes
                  12.00%, 7/31/09                                                              87,200
                  Alamosa Delaware, Inc., Sr. Notes
             125  11.00%, 7/31/10                                                             147,813
              15  8.50%, 1/31/12                                                               16,463
              74  American Tower Corp., Sr. Notes
                  9.375%, 2/1/09                                                               78,625
              21  Centennial Cellular Operating Co., LLC, Sr. Sub. Notes
                  10.75%, 12/15/08                                                             21,893
             295  Centennial Cellular Operating Co./Centennial
                  Communications Corp., Sr. Notes
                  10.125%, 6/15/13                                                            332,613
             235  Inmarsat Finance PLC
                  7.625%, 6/30/12                                                             245,575
             110  LCI International, Inc., Sr. Notes
                  7.25%, 6/15/07                                                              107,525
             110  New Skies Satellites NV, Sr. Notes, Variable Rate
                  7.438%, 11/1/11(4)                                                          113,850
             145  New Skies Satellites NV, Sr. Sub. Notes
                  9.125%, 11/1/12(4)                                                          148,625
              10  Nextel Communications, Inc., Sr. Notes
                  7.375%, 8/1/15                                                               11,050
             116  Nextel Partners, Inc., Sr. Notes
                  12.50%, 11/15/09                                                            131,950
                  Nortel Networks Ltd.
             115  6.125%, 2/15/06                                                             117,588
             410  4.25%, 9/1/08                                                               400,775
                  Qwest Capital Funding, Inc.
$             45  7.75%, 8/15/06                                                      $        47,588
              25  7.90%, 8/15/10                                                               25,375
             238  Qwest Services Corp.
                  14.00%, 12/15/10(4)                                                         287,385
             345  Rogers Wireless, Inc.
                  7.50%, 3/15/15(4)                                                           365,700
              90  Rogers Wireless, Inc., Sr. Sub. Notes
                  8.00%, 12/15/12(4)                                                           95,625
             790  Rogers Wireless, Inc., Variable Rate
                  5.525%, 12/15/10(4)                                                         831,475
           1,500  Rural Cellular Corp., Variable Rate
                  6.38%, 3/15/10                                                            1,560,000
              90  SBA Telecommunications, Sr. Disc. Notes
                  9.75%, 12/15/11                                                              76,275
             100  UbiquiTel Operating Co., Sr. Notes
                  9.875%, 3/1/11                                                              112,750
             255  US Unwired, Inc., Series B
                  10.00%, 6/15/12                                                             288,788
             170  Western Wireless Corp., Sr. Notes
                  9.25%, 7/15/13                                                              185,725
-----------------------------------------------------------------------------------------------------
                                                                                      $     5,900,181
-----------------------------------------------------------------------------------------------------

UTILITIES -- 0.4%

                  AES Corp., Sr. Notes
$             15  9.375%, 9/15/10                                                     $        17,513
              25  8.75%, 5/15/13(4)                                                            28,531
              15  9.00%, 5/15/15(4)                                                            17,250
              16  AES Corp., Sr. Sub. Notes
                  8.50%, 11/1/07                                                               16,320
                  Calpine Corp., Sr. Notes
              75  8.25%, 8/15/05                                                               76,125
             205  7.625%, 4/15/06                                                             202,438
              35  8.50%, 7/15/10(4)                                                            30,188
             115  Mission Energy Holding Co.
                  13.50%, 7/15/08                                                             144,038
             130  NRG Energy, Inc., Sr. Notes
                  8.00%, 12/15/13(4)                                                          142,350
             380  Orion Power Holdings, Inc., Sr. Notes
                  12.00%, 5/1/10                                                              484,500
              35  Reliant Energy, Inc.
                  9.25%, 7/15/10                                                               39,200
-----------------------------------------------------------------------------------------------------
                                                                                      $     1,198,453
-----------------------------------------------------------------------------------------------------

TOTAL CORPORATE BONDS & NOTES
  (IDENTIFIED COST $49,009,513)                                                       $    52,114,179
-----------------------------------------------------------------------------------------------------

                        See notes to financial statements

COMMON STOCKS -- 0.1%

SHARES            SECURITY                                                            VALUE
-----------------------------------------------------------------------------------------------------
             774  Crown Castle International Corp.(5)                                 $        12,879
           4,043  Crown Castle International Corp., (PIK)                                     198,107
           2,992  Enviromental Systems Products(2)(5)(6)                                       74,082
          10,443  Hayes Lemmerz International(5)                                               92,734
              10  Identity Now Holdings(2)(5)(6)                                                    0
               8  Knowledge Universe, Inc.(2)(6)                                               11,862
-----------------------------------------------------------------------------------------------------

TOTAL COMMON STOCKS
  (IDENTIFIED COST, $302,692)                                                         $       389,664
-----------------------------------------------------------------------------------------------------

PREFERRED STOCKS -- 0.0%

SHARES            SECURITY                                                            VALUE
-----------------------------------------------------------------------------------------------------
              35  Hayes Lemmerz International, Series A(2)(5)(6)                      $         1,343
              15  Key Plastics, LLC, Series A(2)(5)(6)                                         15,095
           1,790  Williams Cos., Inc. (The)(4)                                                150,360
-----------------------------------------------------------------------------------------------------

TOTAL PREFERRED STOCKS
  IDENTIFIED COST, $107,406)                                                          $       166,798
-----------------------------------------------------------------------------------------------------

WARRANTS -- 0.2%

SHARES/RIGHTS     SECURITY                                                            VALUE
-----------------------------------------------------------------------------------------------------
             210  American Tower Corp., Exp. 8/1/08(2)(5)                             $        48,405
             105  Mueller Holdings, Inc., Exp. 4/15/14(5)                                       7,376
          45,548  Thermadyne Holdings Corp.(5)                                                601,234
-----------------------------------------------------------------------------------------------------

TOTAL WARRANTS
  (IDENTIFIED COST, $429,913)                                                         $       657,015
-----------------------------------------------------------------------------------------------------

CLOSED-END INVESTMENT COMPANIES -- 2.0%

SHARES            SECURITY                                                            VALUE
-----------------------------------------------------------------------------------------------------
          51,000  ING Prime Rate Trust                                                $       378,420
         725,000  Van Kampen Senior Income Trust                                            6,082,750
-----------------------------------------------------------------------------------------------------
                                                                                      $     6,461,170
-----------------------------------------------------------------------------------------------------

TOTAL CLOSED-END INVESTMENT COMPANIES
  (IDENTIFIED COST $6,002,592)                                                        $     6,461,170
-----------------------------------------------------------------------------------------------------

SHORT-TERM INVESTMENTS -- 4.1%

PRINCIPAL         MATURITY
AMOUNT            DATE      BORROWER                               RATE               AMOUNT
-----------------------------------------------------------------------------------------------------
$      3,410,000  01/06/05  American General
                            Finance Corp.
                            Commercial Paper                       2.30%              $     3,408,911
       3,191,000  01/03/05  General Electric
                            Capital Corp.
                            Commercial Paper                       1.95                     3,190,654
       6,400,000  01/03/05  Investors Bank and
                            Trust Company Time Deposit             2.25                     6,400,000
-----------------------------------------------------------------------------------------------------

TOTAL SHORT-TERM INVESTMENTS
   (AT AMORTIZED COST)                                                                $    12,999,565
-----------------------------------------------------------------------------------------------------

TOTAL INVESTMENTS -- 169.2%
   (IDENTIFIED COST $533,836,755)                                                     $   542,054,546
-----------------------------------------------------------------------------------------------------

OTHER ASSETS, LESS LIABILITIES -- (34.8)%                                             $  (111,647,005)
-----------------------------------------------------------------------------------------------------

AUCTION PREFERRED SHARES PLUS
   CUMULATIVE UNPAID
   DIVIDENDS -- (34.3)%                                                               $  (110,018,361)
-----------------------------------------------------------------------------------------------------

NET ASSETS APPLICABLE TO COMMON
   SHARES -- 100.0%                                                                   $   320,389,180
-----------------------------------------------------------------------------------------------------

Note: The Trust has made commitments to fund specified amounts under certain existing credit arrangments. Pursuant to the terms of these arrangements, the Trust had unfunded loan commitments of $3,817,240 as of December 31, 2004.
PIK - Payment In Kind.
(1) Senior floating-rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, it is anticipated that the senior floating-rate interests will have an expected average life of approximately two to three years. The stated interest rate represents the weighted average interest rate of all contracts within the senior loan facility. Interest rates are periodically predetermined by a reference to a base lending rate plus a premium. These base lending rates are generally (i) the prime rate offered by one or more major United States banks or (ii) the lending rate offered by one or more European banks such as the London Interbank Offered Rate (LIBOR).
(2) Security valued at fair value using methods determined in good faith by or at the direction of the Trustees.
(3)  Defaulted security.
(4) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2004, the aggregate value of the securities is $16,963,390 or 5.3% of the Trust's net assets.
(5)  Non-income producing security.
(6)  Restricted security.

                        See notes to financial statements

EATON VANCE SENIOR INCOME TRUST as of December 31, 2004

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES

As of December 31, 2004

ASSETS

Investments, at value (identified cost, $533,836,755)                         $   542,054,546
Cash                                                                                4,989,579
Cash collateral segregated for credit default swaps                                 2,600,000
Receivable for investments sold                                                       126,350
Receivable for open swap contracts                                                     56,274
Dividends and interest receivable                                                   2,922,634
Prepaid expenses                                                                       67,514
---------------------------------------------------------------------------------------------
TOTAL ASSETS                                                                  $   552,816,897
---------------------------------------------------------------------------------------------

LIABILITIES

Demand note payable                                                           $   120,000,000
Dividends payable                                                                   1,456,493
Payable for investments purchased                                                     386,361
Miscellaneous liabilities                                                              66,496
Payable to affiliate for Trustees' fees                                                 3,513
Payable to affiliate                                                                   48,647
Accrued expenses:
   Interest                                                                           270,997
   Operating expenses                                                                 176,849
---------------------------------------------------------------------------------------------
TOTAL LIABILITIES                                                             $   122,409,356
---------------------------------------------------------------------------------------------
AUCTION PREFERRED SHARES (4,400 SHARES OUTSTANDING) AT
  LIQUIDATION VALUE PLUS CUMULATIVE UNPAID DIVIDENDS                              110,018,361
---------------------------------------------------------------------------------------------
NET ASSETS APPLICABLE TO COMMON SHARES                                        $   320,389,180
---------------------------------------------------------------------------------------------

SOURCES OF NET ASSETS

Common Shares, $0.01 par value, unlimited number of shares
  authorized, 36,412,319 shares issued and outstanding                        $       364,123
Additional paid-in capital                                                        360,924,394
Accumulated net realized loss (computed on the basis of identified cost)          (49,232,264)
Accumulated undistributed net investment income                                        90,183
Net unrealized appreciation (computed on the basis of identified cost)              8,242,744
---------------------------------------------------------------------------------------------
NET ASSETS APPLICABLE TO COMMON SHARES                                        $   320,389,180
---------------------------------------------------------------------------------------------

NET ASSET VALUE PER COMMON SHARE
($320,389,180 DIVIDED BY 36,412,319 COMMON SHARES ISSUED AND OUTSTANDING)     $          8.80
---------------------------------------------------------------------------------------------

STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED DECEMBER 31, 2004

INVESTMENT INCOME

Interest                                                                      $    13,833,834
Dividends                                                                             174,383
Miscellaneous                                                                          61,482
---------------------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                                       $    14,069,699
---------------------------------------------------------------------------------------------

EXPENSES

Investment adviser fee                                                        $     2,354,870
Administration fee                                                                    692,609
Trustees' fees and expenses                                                             6,076
Interest                                                                            1,328,624
Preferred shares remarketing agent fee                                                142,007
Custodian fee                                                                         111,502
Legal and accounting services                                                          99,213
Printing and postage                                                                   94,936
Transfer and dividend disbursing agent fees                                            42,825
Registration fees                                                                      35,425
Miscellaneous                                                                          35,678
---------------------------------------------------------------------------------------------
TOTAL EXPENSES                                                                $     4,943,765
---------------------------------------------------------------------------------------------
Deduct --
   Reduction of custodian fee                                                 $         1,140
---------------------------------------------------------------------------------------------
TOTAL EXPENSE REDUCTIONS                                                      $         1,140
---------------------------------------------------------------------------------------------

NET EXPENSES                                                                  $     4,942,625
---------------------------------------------------------------------------------------------

NET INVESTMENT INCOME                                                         $     9,127,074
---------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS)

Net realized gain (loss) --
   Investment transactions (identified cost basis)                            $     1,472,637
   Swap contracts                                                                      36,451
---------------------------------------------------------------------------------------------
NET REALIZED GAIN                                                             $     1,509,088
---------------------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation) --
   Investments (identified cost basis)                                        $       465,723
   Swap contracts                                                                      32,382
---------------------------------------------------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)                          $       498,105
---------------------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN                                              $     2,007,193
---------------------------------------------------------------------------------------------

DISTRIBUTIONS TO PREFERRED SHAREHOLDERS FROM INCOME                           $      (983,538)
---------------------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS FROM OPERATIONS                                    $    10,150,729
---------------------------------------------------------------------------------------------

                        See notes to financial statements

STATEMENTS OF CHANGES IN NET ASSETS

                                                           SIX MONTHS ENDED     YEAR ENDED
                                                           DECEMBER 31, 2004    JUNE 30, 2004
-----------------------------------------------------------------------------------------------
INCREASE (DECREASE)
IN NET ASSETS

From operations --
   Net investment income                                     $     9,127,074    $    16,942,537
   Net realized gain (loss) from investment
      and swap contract transactions                               1,509,088         (2,647,257)
   Net change in unrealized appreciation
      (depreciation) from investments and
      swap contracts                                                 498,105         12,995,207
   Distributions to preferred shareholders from
      net investment income                                         (983,538)        (1,257,174)
-----------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM OPERATIONS                   $    10,150,729    $    26,033,313
-----------------------------------------------------------------------------------------------
Distributions to common shareholders --
   From net investment income                                $    (9,348,684)   $   (16,135,456)
-----------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS TO COMMON SHAREHOLDERS                   $    (9,348,684)   $   (16,135,456)
-----------------------------------------------------------------------------------------------
Capital share transactions --
   Reinvestment of distributions to
      common shareholders                                    $       795,365    $     2,455,462
-----------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM CAPITAL
   SHARE TRANSACTIONS                                        $       795,365    $     2,455,462
-----------------------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS                                   $     1,597,410    $    12,353,319
-----------------------------------------------------------------------------------------------

NET ASSETS APPLICABLE TO
COMMON SHARES

At beginning of period                                       $   318,791,770    $   306,438,451
-----------------------------------------------------------------------------------------------
AT END OF PERIOD                                             $   320,389,180    $   318,791,770
-----------------------------------------------------------------------------------------------

ACCUMULATED UNDISTRIBUTED
NET INVESTMENT INCOME
INCLUDED IN NET ASSETS
APPLICABLE TO COMMON SHARES

AT END OF PERIOD                                             $        90,183    $     1,295,331
-----------------------------------------------------------------------------------------------

STATEMENT OF CASH FLOWS

                                                                            SIX MONTHS ENDED
                                                                            DECEMBER 31, 2004
---------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN CASH

Cash Flows From (Used For) Operating Activities --
   Purchases of loan interests and corporate bonds                            $  (204,632,856)
   Proceeds from sales and principal repayments                                   200,078,419
   Interest and dividends received                                                 13,739,130
   Payable to affiliate                                                              (327,439)
   Miscellaneous income received                                                       10,944
   Interest paid                                                                   (1,206,991)
   Prepaid expenses                                                                     6,417
   Operating expenses paid                                                         (3,510,725)
   Swap contract transactions                                                           4,776
   Net increase in short-term investments                                             444,435
---------------------------------------------------------------------------------------------
NET CASH FROM OPERATING ACTIVITIES                                            $     4,606,110
---------------------------------------------------------------------------------------------
Cash Flows From (Used For) Financing Activities --
   Cash distributions paid (excluding reinvestments of $795,365)                   (8,075,517)
---------------------------------------------------------------------------------------------
NET CASH USED FOR FINANCING ACTIVITIES                                        $    (8,075,517)
---------------------------------------------------------------------------------------------

NET DECREASE IN CASH                                                          $    (3,469,407)
---------------------------------------------------------------------------------------------

CASH AT BEGINNING OF PERIOD                                                   $    11,058,986(1)
---------------------------------------------------------------------------------------------

CASH AT END OF PERIOD                                                         $     7,589,579(2)
---------------------------------------------------------------------------------------------

RECONCILIATION OF NET INCREASE IN NET ASSETS
FROM OPERATIONS TO NET CASH USED FOR
OPERATING ACTIVITIES

Net increase in net assets from operations                                    $    10,150,729
Distributions to preferred shareholders                                               983,538
Decrease in receivable for investments sold                                           182,846
Increase in swap contract transactions                                                (31,675)
Increase in dividends and interest receivable                                        (403,894)
Decrease in prepaid expenses                                                            6,417
Decrease in miscellaneous liability                                                   (50,538)
Decrease in payable to affiliate                                                     (328,388)
Increase in accrued expenses                                                          225,858
Decrease payable for investments purchased                                         (2,207,052)
Net increase in investments                                                        (3,921,731)
---------------------------------------------------------------------------------------------
NET CASH FROM OPERATING ACTIVITIES                                            $     4,606,110
---------------------------------------------------------------------------------------------

(1) Balance includes $3,900,000 of cash collateral that has been segregated for credit default swaps.
(2) Balance includes $2,600,000 of cash collateral that has been segregated for credit default swaps.

                        See notes to financial statements

FINANCIAL HIGHLIGHTS

Selected data for a common share outstanding during the periods stated

                                                                    SIX MONTHS ENDED
                                                                   DECEMBER 31, 2004(1)
---------------------------------------------------------------------------------------
Net asset value -- Beginning of period (Common shares)             $              8.780
---------------------------------------------------------------------------------------

INCOME (LOSS) FROM OPERATIONS

Net investment income                                              $              0.251
Net realized and unrealized gain (loss)                                           0.053
Distribution to preferred shareholders from net investment income                (0.027)
---------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM OPERATIONS                                $              0.277
---------------------------------------------------------------------------------------

LESS DISTRIBUTIONS TO COMMON SHAREHOLDERS

From net investment income                                         $             (0.257)
---------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS TO COMMON SHAREHOLDERS                         $             (0.257)
---------------------------------------------------------------------------------------

OFFERING COSTS CHARGED TO PAID-IN CAPITAL                          $                 --
---------------------------------------------------------------------------------------

PREFERRED SHARES UNDERWRITING DISCOUNTS                            $                 --
---------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF PERIOD (COMMON SHARES)                   $              8.800
---------------------------------------------------------------------------------------

MARKET VALUE -- END OF PERIOD (COMMON SHARES)                      $              8.730
---------------------------------------------------------------------------------------

TOTAL INVESTMENT RETURN ON NET ASSET VALUE(3)                                      2.71%
---------------------------------------------------------------------------------------

TOTAL INVESTMENT RETURN ON MARKET VALUE(3)                                        (5.44)%
---------------------------------------------------------------------------------------

                                                                                        YEAR ENDED JUNE 30,
                                                                   --------------------------------------------------------------
                                                                    2004(1)      2003(1)     2002(1)(2)    2001(1)        2000
---------------------------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning of period (Common shares)             $    8.500   $    8.420   $    8.860   $    9.810   $   10.090
---------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM OPERATIONS

Net investment income                                              $    0.468   $    0.569   $    0.687   $    0.872   $    0.868
Net realized and unrealized gain (loss)                                 0.293        0.079       (0.420)      (0.908)      (0.271)
Distribution to preferred shareholders from net investment income      (0.035)      (0.045)      (0.076)          --           --
---------------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM OPERATIONS                                $    0.726   $    0.603   $    0.191   $   (0.036)  $    0.597
---------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS TO COMMON SHAREHOLDERS

From net investment income                                         $   (0.446)  $   (0.523)  $   (0.631)  $   (0.882)  $   (0.877)
---------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS TO COMMON SHAREHOLDERS                         $   (0.446)  $   (0.523)  $   (0.631)  $   (0.882)  $   (0.877)
---------------------------------------------------------------------------------------------------------------------------------

OFFERING COSTS CHARGED TO PAID-IN CAPITAL                          $       --   $       --   $       --   $   (0.001)  $       --
---------------------------------------------------------------------------------------------------------------------------------

PREFERRED SHARES UNDERWRITING DISCOUNTS                            $       --   $       --   $       --   $   (0.031)  $       --
---------------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF PERIOD (COMMON SHARES)                   $    8.780   $    8.500   $    8.420   $    8.860   $    9.810
---------------------------------------------------------------------------------------------------------------------------------

MARKET VALUE -- END OF PERIOD (COMMON SHARES)                      $    9.460   $    8.920   $    7.760   $    8.940   $    9.313
---------------------------------------------------------------------------------------------------------------------------------

TOTAL INVESTMENT RETURN ON NET ASSET VALUE(3)                            8.65%        8.04%        2.92%       (0.72)%       6.49%
---------------------------------------------------------------------------------------------------------------------------------

TOTAL INVESTMENT RETURN ON MARKET VALUE(3)                              11.59%       23.03%       (6.18)%       5.65%        2.00%
---------------------------------------------------------------------------------------------------------------------------------

                        See notes to financial statements

Selected data for a common share outstanding during the periods stated

                                                                    SIX MONTHS ENDED
                                                                   DECEMBER 31, 2004(1)
---------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA+

Net assets applicable to common shares, end of period
   (000's omitted)                                                 $            320,389
Ratios (As a percentage of average net assets applicable to
   common shares):
   Net expenses(4)                                                                 2.25%(5)
   Net expenses after custodian fee reduction(4)                                   2.25%(5)
   Interest expense                                                                0.83%(5)
   Total expenses(4)                                                               3.08%(5)
   Net investment income(4)                                                        5.68%(5)
Portfolio Turnover                                                                   38%
---------------------------------------------------------------------------------------
+  The ratios reported above are based on net assets attributable solely to common shares. The ratios based on net assets,
   including amounts related to preferred shares since the
   initial offering of preferred share are as follows:
Ratios (As a percentage of average total net assets):
   Net expenses(4)                                                                 1.67%(5)
   Net expenses after custodian fee reduction(4)                                   1.67%(5)
   Interest expense                                                                0.62%(5)
   Total expenses(4)                                                               2.29%(5)
   Net investment income(4)                                                        4.22%(5)
---------------------------------------------------------------------------------------
Senior Securities:
   Total preferred shares outstanding                                             4,400
   Asset coverage per preferred share(6)                           $             97,820
   Involuntary liquidation preference per preferred share(7)       $             25,000
   Approximate market value per preferred share(7)                 $             25,000
---------------------------------------------------------------------------------------

                                                                                        YEAR ENDED JUNE 30,
                                                                   --------------------------------------------------------------
                                                                    2004(1)      2003(1)     2002(1)(2)    2001(1)       2000
---------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA+

Net assets applicable to common shares, end of period
   (000's omitted)                                                 $  318,792   $  306,438   $  302,759   $  317,597   $  349,803
Ratios (As a percentage of average net assets applicable to
   common shares):
   Net expenses(4)                                                       2.17%        2.22%        2.28%        1.89%        1.84%
   Net expenses after custodian fee reduction(4)                         2.17%        2.22%        2.28%        1.89%        1.84%
   Interest expense                                                      0.54%        0.72%        0.85%        2.50%        2.41%
   Total expenses(4)                                                     2.71%        2.94%        3.13%        4.39%        4.25%
   Net investment income(4)                                              5.41%        6.92%        8.01%        9.37%        8.73%
Portfolio Turnover                                                         82%          56%          69%          37%          63%
---------------------------------------------------------------------------------------------------------------------------------
+  The ratios reported above are based on net assets attributable solely to common shares. The ratios based on net assets,
   including amounts related to preferred shares since the
   initial offering of preferred share are as follows:
Ratios (As a percentage of average total net assets):
   Net expenses(4)                                                       1.61%        1.62%        1.68%        1.88%
   Net expenses after custodian fee reduction(4)                         1.61%        1.62%        1.68%        1.88%
   Interest expense                                                      0.40%        0.52%        0.63%        2.50%
   Total expenses(4)                                                     2.01%        2.14%        2.31%        4.38%
   Net investment income(4)                                              4.00%        5.05%        5.90%        9.33%
---------------------------------------------------------------------------------------------------------------------------------
Senior Securities:
   Total preferred shares outstanding                                   4,400        4,400        4,400        4,400           --
   Asset coverage per preferred share(6)                           $   97,456   $   94,649   $   93,814   $   97,192   $       --
   Involuntary liquidation preference per preferred share(7)       $   25,000   $   25,000   $   25,000   $   25,000   $       --
   Approximate market value per preferred share(7)                 $   25,000   $   25,000   $   25,000   $   25,000   $       --
---------------------------------------------------------------------------------------------------------------------------------

(1) Net investment income per share was computed using average shares outstanding.
(2) The Trust has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended June 30, 2002 was to increase net investment income per share by $0.001, increase net realized and unrealized losses per share by $0.001, and increase the ratio of net investment income to average net assets attributable to common shares by less than 0.01%. Per share data and ratios for the periods prior to July 1, 2001 have not been restated to reflect this change in presentation.
(3) Returns are historical and are calculated by determining the percentage change in market value or net asset value with all distributions reinvested. Total return is not computed on an annualized basis.
(4) Ratios do not reflect the effect of dividend payments to preferred shareholders. Ratios to average net assets attributable to common shares reflect the Trust's leverage capital structure.
(5)  Annualized
(6) Calculated by subtracting the Trust's total liabilities (not including the preferred shares) from the Trust's total assets, and dividing this by the number of preferred shares outstanding.
(7)  Plus accumulated and unpaid dividends.

                        See notes to financial statements

EATON VANCE SENIOR INCOME TRUST as of December 31, 2004

NOTES TO FINANCIAL STATEMENTS

1  SIGNIFICANT ACCOUNTING POLICIES

Eaton Vance Senior Income Trust (the Trust) is an entity commonly known as a Massachusetts business trust and is registered under the Investment Company Act of 1940 as a non-diversified closed-end management investment company. The Trust's investment objective is to provide a high level of current income consistent with the preservation of capital, by investing primarily in senior, floating rate loans. The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

A INVESTMENT VALUATION -- The Trust's investments are primarily in interests in senior floating rate loans (Senior Loans). Certain Senior Loans are deemed liquid because reliable market quotations are readily available for them. Liquid loans are valued on the basis of prices furnished by a pricing service. Other Senior Loans are valued at fair value by the Trust's investment adviser, Eaton Vance Management (EVM), under procedures established by the Trustees as permitted by Section 2(a)(41) of the Investment Company Act of 1940. Such procedures include the consideration of relevant factors, data and information relating to fair value, including (i) the characteristics of and fundamental analytical data relating to the Senior Loan, including the cost, size, current interest rate, period until next interest rate reset, maturity and base lending rate of the Senior Loan, the terms and conditions of the Senior Loan and any related agreements and the position of the loan in the borrower's debt structure; (ii) the nature, adequacy and value of the collateral, including the Trust's rights, remedies and interests with respect to the collateral; (iii) the creditworthiness of the Borrower, based on evaluations of its financial condition, financial statements and information about the Borrower's business, cash flows, capital structure and future prospects; (iv) information relating to the market for the Senior Loan including price quotations for and trading in the Senior Loan and interests in similar loans and the market environment and investor attitudes towards the Senior Loan and interests in similar loans; (v) the experience, reputation, stability and financial condition of the agent and any intermediate participant in the loan; and (vi) general economic and market conditions affecting the fair value of the Senior Loan. Non-loan portfolio holdings (other than short-term obligations, but including listed issues) may be valued on the basis of prices furnished by one or more pricing services which determine prices for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. In certain circumstances, portfolio securities will be valued at the last sales price on the exchange that is the primary market for such securities, or the average of the last quoted bid price for those securities for which the over-the-counter market is the primary market or for listed securities in which there were no sales during the day. Marketable securities listed in the NASDAQ National Market System are valued at the NASDAQ official closing price. The value of interest rate swaps will be based upon a dealer quotation. Short-term obligations which mature in 60 days or less are valued at amortized cost, if their original term to maturity when acquired by the Trust was 60 days or less or are valued at amortized cost using their value on the 61st day prior to maturity, if their original term to maturity when acquired by the Trust was more then 60 days, unless in each case this is determined not to represent fair value. Repurchase agreements are valued at cost plus accrued interest. Other portfolio securities for which there are no quotations or valuations are valued at fair value as determined in good faith by or on behalf of the Trustees.

B INCOME -- Interest income from Senior Loans is recorded on the accrual basis at the then-current interest rate, while all other interest income is determined on the basis of interest accrued, adjusted for amortization of premium or discount. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities.

C FEDERAL TAXES -- The Trust's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year all of its taxable income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is necessary. At June 30, 2004, the Trust, for federal income tax purposes, had a capital loss carryover of $49,875,806, which will expire on June 30, 2009 ($1,925,241), June 30, 2010 ($27,557,475), June 30, 2011 ($13,711,847)
and June 30, 2012 ($6,681,243). These amounts will reduce the Trust's taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Internal Revenue Code and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Trust of any liability for federal income or excise tax.

Additionally, at June 30, 2004, the Trust had net capital losses of $850,511 attributable to security transactions incurred after October 31, 2003. These are treated as arising on the first day of the Trust's current taxable year.

D CREDIT DEFAULT SWAPS -- The Trust may enter into credit default swap contracts for risk management purposes, including diversification. When the Trust is a buyer of a credit default swap contract, the Trust is entitled to receive the par (or other agreed-upon) value of a referenced debt obligation from the counterparty to the contract in the event of a default by a third party, such as a U.S. or foreign corporate issuer, on the debt obligation. In return, the Trust would pay the counterparty a periodic stream of payments over the term of the contract provided that no event of default has occurred. If no default occurs, the Trust would have spent the stream of payments and received no benefit from the contract. When the Trust is the seller of a credit default swap contract, it receives the stream of payments, but is obligated to pay upon default of the referenced debt obligations. As the seller, the Trust would effectively add leverage to its portfolio because, in addition to its total net assets, the Trust would be subject to investment exposure on the notional amount of the swap. The Trust will segregate assets in the form of cash and cash equivalents in an amount equal to the aggregate market value of the credit default swap of which it is the seller, marked to market on a daily basis. These transactions involve certain risks, including the risk that the seller may be unable to fulfill the transaction.

E EXPENSE REDUCTION -- Investors Bank & Trust Company (IBT) serves as custodian of the Trust. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balances the Trust maintains with IBT. All credit balances used to reduce the Trust's custodian fees are reported as a reduction of expenses in the statement of operations.

F USE OF ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

G INDEMNIFICATIONS -- Under the Trust's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties of the Trust and shareholders are indemnified against personal liability for obligations of the Trust. Additionally, in the normal course of business, the Trust enters into agreements with service providers that may contain indemnification clauses. The Trust's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.

H OTHER -- Investment transactions are accounted for on the date the investments are purchased or sold. Gains and losses on securities sold are determined on the basis of identified cost.

2  AUCTION PREFERRED SHARES (APS)

The Trust issued 2,200 shares of Auction Preferred Shares Series A and 2,200 shares of Auction Preferred Shares Series B on June 27, 2001 in a public offering. The underwriting discount and other offering costs were recorded as a reduction to paid in capital. Dividends on the APS, which accrue daily, are paid cumulatively at a rate which was established at the offering of the APS and have been reset every 7 days thereafter by an auction. Dividend rates ranged from 0.85% to 2.65% for Series A and 1.22% to 2.67% for Series B, during the six months ended December 31, 2004. Series A and Series B are identical in all respects except for the dates of reset for the dividend rates.

The APS are redeemable at the option of the Trust at a redemption price equal to $25,000 per share, plus accumulated and unpaid dividends on any dividend payment date. The APS are also subject to mandatory redemption at a redemption price equal to $25,000 per share, plus accumulated and unpaid dividends, if the Trust is in default on its asset maintenance requirements with respect to the APS. If the dividends on the APS shall remain unpaid in an amount equal to two full years' dividends, the holders of the APS as a class have the right to elect a majority of the Board of Trustees. In general, the holders of the APS and the common shares have equal voting rights of one vote per share, except that the holders of the APS, as a separate class, have the right to elect at least two members of the Board of Trustees. The APS have a liquidation preference of $25,000 per share, plus accumulated and unpaid dividends. The Trust is required to maintain certain asset coverage with respect to the APS as defined in the Trust's By-Laws. The Trust pays annual fees equivalent to 0.25% of the preferred shares' liquidation value for the remarketing efforts associated with the preferred auctions.

3  DISTRIBUTIONS TO SHAREHOLDERS

The Trust intends to make monthly distributions to common shareholders of net investment income, after payment of any dividends on any outstanding preferred shares. Distributions are recorded on the ex-dividend date. Distributions to preferred shareholders are recorded daily and are payable at the end of each dividend period. Each dividend payment period for the APS is generally seven days. The applicable dividend rate for the APS on December 31, 2004 was 2.65% and 2.67%, for Series A and Series B shares, respectively. For the six months ended December 31, 2004, the Trust paid dividends to Auction Preferred shareholders amounting to $489,157 and $494,381 for Series A and Series B shares, respectively, representing an average APS dividend rate for such period of 1.76% and 1.79%, respectively.

4  COMMON SHARES OF BENEFICIAL INTEREST

The Agreement and Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional $0.01 par value common shares of beneficial interest. Transactions in common shares were as follows:

                                             SIX MONTHS ENDED          YEAR ENDED
                                             DECEMBER 31, 2004         JUNE 30, 2004
------------------------------------------------------------------------------------
Issued to shareholders electing to
  receive payments of distributions
  in Fund shares                                        89,226               279,215
------------------------------------------------------------------------------------
NET INCREASE                                            89,226               279,215
------------------------------------------------------------------------------------

5  INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

The investment adviser fee, computed at a monthly rate of 17/240 of 1% (0.85% annually) of the Trust's average weekly gross assets, was earned by EVM as compensation for management and investment advisory services rendered to the Trust. For the six months ended December 31, 2004, the fee was equivalent to 0.85% (annualized) of the Trust's average weekly gross assets and amounted to $2,354,870. Except for Trustees of the Trust who are not members of EVM's organization, officers and Trustees receive remuneration for their services to the Trust out of such investment adviser fee. EVM also serves as the administrator of the Trust. An administration fee, computed at the monthly rate of 1/48 of 1% (0.25% annually) of the average weekly gross assets of the Trust, is paid to EVM for managing and administering business affairs of the Trust. For the six months ended December 31, 2004, the fee was equivalent to 0.25% (annualized) of the Trust's average weekly gross assets for such period and amounted to $692,609.

Certain officers and Trustees of the Trust are officers of the above organization.

6  INVESTMENT TRANSACTIONS

The Trust invests primarily in Senior Loans. The ability of the issuers of the Senior Loans held by the Trust to meet their obligations may be affected by economic developments in a specific industry. The cost of purchases and the proceeds from principal repayments and sales of Senior Loans, corporate bonds and equities aggregated $202,425,804 and $199,895,573, respectively, for the six months ended December 31, 2004.

7  SHORT-TERM DEBT AND CREDIT AGREEMENTS

The Trust has entered into a revolving credit agreement that will allow the Trust to borrow $120 million to support the issuance of commercial paper and to permit the Trust to invest in accordance with its investment practices. Interest is charged under the revolving credit agreement at the bank's base rate or at an amount above either the bank's adjusted certificate of deposit rate or federal funds effective rate. Interest expense includes commercial paper program fees of approximately $186,000 and a commitment fee of approximately $92,000 which is computed at the annual rate of 0.15% on the unused portion of the revolving credit agreement. There were no significant borrowings under this agreement during the period. As of December 31, 2004, the Trust had commercial paper outstanding of $120,000,000, at an interest rate of 2.24% and is reflected in the demand note payable on the Statement of Assets and Liabilities. Maximum and average borrowings for the six months ended December 31, 2004 were $120,000,000 and $120,000,000, respectively, and the average interest rate was 1.74%.

8  FINANCIAL INSTRUMENTS

The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities and to assist in managing exposure to various market risks. These financial instruments include written options, financial futures contracts and interest rate swaps and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

At December 31, 2004, the Trust had entered into credit default swaps with Credit Suisse First Boston dated

February 6, 2004 whereby the Trust will receive 2.45% per year times the notional amount of $2,600,000. The Trust makes payment only upon a default event on underlying loan assets (47 in total, each representing 2.128% of the notional value of the swap). At December 31, 2004, the Trust had sufficient cash segregated to cover potential obligations arising from open swap contracts.

9  FEDERAL INCOME TAX BASIS OF UNREALIZED APPRECIATION (DEPRECIATION)
   (UNAUDITED)

The cost and unrealized appreciation (depreciation) in value of the investment securities at December 31, 2004, as computed on a federal income tax basis, were as follows:

AGGREGATE COST                         $  533,851,299
-----------------------------------------------------
Gross unrealized appreciation          $    8,987,350
Gross unrealized depreciation                (784,103)
-----------------------------------------------------
NET UNREALIZED APPRECIATION            $    8,203,247
-----------------------------------------------------

Unrealized appreciation on swap contracts was $24,953.

10 RESTRICTED SECURITIES

At December 31, 2004, the Trust owned the following securities (representing less than 0.1% of net assets) which were restricted as to public resale and not registered under the Securities Act of 1933 (excluding Rule 144A securities). The Portfolio has various registration rights (exercisable under a variety of circumstances) with respect to these securities. The fair value of these securities is determined based on valuations provided by brokers when available, or if not available, they are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

                             DATE OF
DESCRIPTION                  ACQUISITION  SHARES/FACE    COST    FAIR VALUE
---------------------------------------------------------------------------
COMMON STOCKS

Enviromental
  Systems Products            10/24/00       2,992     $      0  $   74,082
Identity Now Holdings          5/30/03          10            0           0
Knowledge Universe, Inc.       5/14/03           8        8,000      11,862
---------------------------------------------------------------------------
                                                       $  8,000  $   85,944
---------------------------------------------------------------------------

                             DATE OF
DESCRIPTION                  ACQUISITION  SHARES/FACE    COST    FAIR VALUE
---------------------------------------------------------------------------
PREFERRED STOCKS

Hayes Lemmerz
  International, Series A     6/04/03        35        $  1,750  $   1,343
Key Plastics, LLC, Series A   4/26/01        15          15,231     15,095
---------------------------------------------------------------------------
                                                       $ 16,981  $  16,438
---------------------------------------------------------------------------
                                                       $ 24,981  $ 102,382
---------------------------------------------------------------------------

11 ANNUAL MEETING OF SHAREHOLDERS (UNAUDITED)

The Trust held its Annual Meeting of Shareholders on October 15, 2004. The following action was taken by the shareholders:

ITEM 1: The election of William H. Park and Lynn A. Stout as Trustees of the Trust for a three-year term expiring in 2007.

                                                      NUMBER OF SHARES
NOMINEE FOR TRUSTEE                           -----------------------------
ELECTED BY ALL SHAREHOLDERS                         FOR           WITHHELD
---------------------------------------------------------------------------
William H. Park                                  31,376,693       1,216,109
Lynn A. Stout                                    31,360,257       1,232,545

EATON VANCE SENIOR INCOME TRUST as of December 31, 2004

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

TO THE TRUSTEES AND SHAREHOLDERS OF EATON VANCE SENIOR INCOME TRUST

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Eaton Vance Senior Income Trust (the Trust) as of December 31, 2004, and the related statements of operations and cash flows for the six months then ended, the statements of changes in net assets for the six months ended December 31, 2004 and for the year ended June 30, 2004, and the financial highlights for the six months ended December 31, 2004 and for each of the years in the five-year period ended June 30, 2004. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and supplementary data are free of material misstatement. An audit includes consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities and Senior Loans owned at December 31, 2004 by correspondence with the custodian and selling or agent banks; where replies were not received from selling or agent banks, we performed other auditing procedures. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights referred to above present fairly in all material respects, the financial position of Eaton Vance Senior Income Trust at December 31, 2004, the results of its operations, the changes in its net assets, its cash flows and its financial highlights for the respective stated periods in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP
Boston, Massachusetts
February 18, 2005

EATON VANCE SENIOR INCOME TRUST

DIVIDEND REINVESTMENT PLAN

The Trust offers a dividend reinvestment plan (the Plan) pursuant to which shareholders automatically have dividends and capital gains distributions reinvested in common shares (the Shares) of the Trust unless they elect otherwise through their investment dealer. On the distribution payment date, if the net asset value per Share is equal to or less than the market price per Share plus estimated brokerage commissions then new Shares will be issued. The number of Shares shall be determined by the greater of the net asset value per Share or 95% of the market price. Otherwise, Shares generally will be purchased on the open market by the Plan Agent. Distributions subject to income tax (if any) are taxable whether or not shares are reinvested.

If your shares are in the name of a brokerage firm, bank, or other nominee, you can ask the firm or nominee to participate in the Plan on your behalf. If the nominee does not offer the Plan, you will need to request that your shares be re-registered in your name with the Trust's transfer agent, PFPC Inc. or you will not be able to participate.

The Plan Agent's service fee for handling distributions will be paid by the Trust. Each participant will be charged their pro rata share of brokerage commissions on all open-market purchases.

Plan participants may withdraw from the Plan at any time by writing to the Plan Agent at the address noted on the following page. If you withdraw, you will receive shares in your name for all Shares credited to your account under the Plan. If a participant elects by written notice to the Plan Agent to have the Plan Agent sell part or all of his or her Shares and remit the proceeds, the Plan Agent is authorized to deduct a $5.00 fee plus brokerage commissions from the proceeds.

If you wish to participate in the Plan and your shares are held in your own name, you may complete the form on the following page and deliver it to the Plan Agent.

Any inquires regarding the Plan can be directed to the Plan Agent, PFPC Inc. at 1-800-331-1710.

EATON VANCE SENIOR INCOME TRUST

APPLICATION FOR PARTICIPATION IN DIVIDEND REINVESTMENT PLAN

This form is for shareholders who hold their common shares in their own names. If your common shares are held in the name of a brokerage firm, bank, or other nominee, you should contact your nominee to see if it will participate in the Plan on your behalf. If you wish to participate in the Plan, but your brokerage firm, bank, or nominee is unable to participate on your behalf, you should request that your common shares be re-registered in your own name which will enable your participation in the Plan.

The following authorization and appointment is given with the understanding that I may terminate it at any time by terminating my participation in the Plan as provided in the terms and conditions of the Plan.

                                      ------------------------------------------
                                      Please print exact name on account:

                                      ------------------------------------------
                                      Shareholder signature         Date

                                      ------------------------------------------
                                      Shareholder signature         Date

                                      Please sign exactly as your common shares are registered. All persons whose names appear on the share certificate must sign.

YOU SHOULD NOT RETURN THIS FORM IF YOU WISH TO RECEIVE YOUR DIVIDENDS AND DISTRIBUTIONS IN CASH. THIS IS NOT A PROXY.

THE AUTHORIZATION FORM, WHEN SIGNED, SHOULD BE MAILED TO THE FOLLOWING ADDRESS:

                         Eaton Vance Senior Income Trust
                         c/o PFPC Inc.
                         P.O. Box 43027
                         Providence, RI 02940-3027
                         800-331-1710

NUMBER OF EMPLOYEES

The Trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as a closed-end, nondiversified, management investment company and has no employees.

NUMBER OF SHAREHOLDERS

As of December 31, 2004, our records indicate that there were 270 registered shareholders and approximately 15,190 shareholders owning the Trust shares in street name, such as through brokers, banks, and financial intermediaries.

If you are a street name shareholder and wish to receive our reports directly, which contain important information about the Trust, please write or call:

                         Eaton Vance Distributors, Inc.
                         The Eaton Vance Building
                         255 State Street
                         Boston, MA 02109
                         1-800-225-6265

NEW YORK STOCK EXCHANGE SYMBOL

The New York Stock Exchange Symbol is EVF

EATON VANCE SENIOR INCOME TRUST

INVESTMENT MANAGEMENT

Eaton Vance Senior Income Trust

                         OFFICERS

                         James B. Hawkes
                         President, Chief Executive
                         Officer and Trustee

                         Scott H. Page
                         Vice President and
                         Co-Portfolio Manager

                         John P. Redding
                         Vice President

                         Payson F. Swaffield
                         Vice President and
                         Co-Portfolio Manager

                         Michael W. Weilheimer
                         Vice President

                         James L. O'Connor
                         Treasurer

                         Alan R. Dynner
                         Secretary

                         Paul M. O'Neil
                         Chief Compliance Officer

                         TRUSTEES

                         Samuel L. Hayes, III
                         Jacob H. Schiff Professor of Investment
                         Banking Emeritus, Harvard University
                         Graduate School of Business Administration

                         William H. Park
                         President and Chief Executive Officer of
                         Prizm Capital Management, LLC

                         Ronald A. Pearlman
                         Professor of Law
                         Georgetown University Law Center

                         Norton H. Reamer
                         President and Chief Executive Officer of
                         Asset Management Finance Corp.
                         President, Unicorn Corporation

                         Lynn A. Stout
                         Professor of Law,
                         UCLA School of Law

                       This Page Intentionally Left Blank

     INVESTMENT ADVISER AND ADMINISTRATOR OF EATON VANCE SENIOR INCOME TRUST
                             EATON VANCE MANAGEMENT
                            THE EATON VANCE BUILDING
                                255 STATE STREET
                                BOSTON, MA 02109

                                    CUSTODIAN
                         INVESTORS BANK & TRUST COMPANY
                              200 CLARENDON STREET
                                BOSTON, MA 02116

                                 TRANSFER AGENT
                                    PFPC INC.
                                 P.O. BOX 43027
                            PROVIDENCE, RI 02940-3027
                                 1-800-331-1710


                         EATON VANCE SENIOR INCOME TRUST
                            THE EATON VANCE BUILDING
                                255 STATE STREET
                                BOSTON, MA 02109

171-2/05                                                                 SITSRC

ITEM 2. CODE OF ETHICS

The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

The registrant's Board has designated William H. Park, Samuel L. Hayes, III and Norton H. Reamer, each an independent trustee, as its audit committee financial experts. Mr. Park is a certified public accountant who is the President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm). Previously, he served as Executive Vice President and Chief Financial Officer of United Asset Management Corporation ("UAM") (a holding company owning institutional investment management firms). Mr. Hayes is the Jacob H. Schiff Professor of Investment Banking Emeritus of the Harvard University Graduate School of Business Administration. Mr. Reamer is the President, Chief Executive Officer and a Director of Asset Management Finance Corp. (a specialty finance company serving the investment management industry) and is President of Unicorn Corporation (an investment and financial advisory services company). Formerly, Mr. Reamer was Chairman of Hellman, Jordan Management Co., Inc. (an investment management company) and Advisory Director of Berkshire Capital Corporation (an investment banking firm), Chairman of the Board of UAM and Chairman, President and Director of the UAM Funds (mutual funds).

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not required in this filing

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not required in this filing.

ITEM 6. SCHEDULE OF INVESTMENTS

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

The Board of Trustees of the Trust has adopted a proxy voting policy and procedure (the "Fund Policy"), pursuant to which the Trustees have delegated proxy voting responsibility to the Fund's investment adviser and adopted the investment adviser's proxy voting policies and procedures (the "Policies") which are described below. The Trustees will review the Fund's proxy voting records from time to time and will annually consider approving the Policies for the upcoming year. In the event that a conflict of interest arises between the Fund's shareholders and the investment adviser, the administrator, or any of their affiliates or any affiliate of the Fund, the investment adviser will generally refrain from voting the proxies related to the companies giving rise to such conflict until it consults with the Board of the Fund except as contemplated under the Fund Policy. The Board's Special Committee will instruct the investment adviser on the appropriate course of action.

The Policies are designed to promote accountability of a company's management to its shareholders and to align the interests of management with those shareholders. The investment adviser will generally support company management on proposals relating to environmental and social policy issues and on matters regarding the state of organization of the company. On all other matters, the investment adviser will take management's proposals under advisement but will consider each matter in light of the guidelines set forth in the Policies. Except in the instance of routine matters related to corporate administration which are not expected to have a significant economic impact on the company or its shareholders (on which the investment adviser will routinely vote with management), the investment adviser will review each matter on a case-by-case basis and reserves the right to deviate from the Policies guidelines when it believes the situation warrants such a deviation. The Policy includes voting guidelines for matters relating to, among other things, the election of directors, approval of independent auditors, executive compensation, corporate structure and anti-takeover defenses. The investment adviser may abstain from voting from time to time where it determines that the costs associated with voting a proxy outweighs the benefits derived from exercising the right to vote.

In addition, the investment adviser will monitor situations that may result in a conflict of interest between the Fund's shareholders and the investment adviser, the administrator, or any of their affiliates or any affiliate of the Fund by maintaining a list of significant existing and prospective corporate clients. The investment adviser's personnel responsible for reviewing and voting proxies on behalf of the Fund will report any proxy received or expected to be received from a company included on that list to the investment adviser's general counsel or chief equity investment officer. The general counsel or chief equity investment officer will determine if a conflict exists. If a conflict does exist, the proxy will either be voted strictly in accordance with the Policy or the investment adviser will seek instruction on how to vote from the Board.

Effective August 31, 2004, information on how the Fund voted proxies relating to portfolio securities during the 12 month period ended June 30, 2004 is available
(1) without charge, upon request, by calling 1-800-262-1122, and (2) on the Securities and Exchange Commission's website at http://www.sec.gov.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

No such purchases this period.

ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Effective February 7, 2005, the Governance Committee of the Board of Trustees revised the procedures by which a Fund's shareholders may recommend nominees to the registrant's Board of Trustees to add the following (highlighted):

The Governance Committee shall, when identifying candidates for the position of Independent Trustee, consider any such candidate recommended by a shareholder of a Fund if such recommendation contains (i)sufficient background information concerning the candidate, INCLUDING EVIDENCE THE CANDIDATE IS WILLING TO SERVE AS AN INDEPENDENT TRUSTEE IF SELECTED FOR THE POSITION; AND (ii) is received in a sufficiently timely manner (and in any event no later than the date specified for receipt of shareholder proposals in any applicable proxy statement with respect to a Fund). Shareholders shall be directed to address any such recommendations IN WRITING to the attention of the Governance Committee, c/o the Secretary of the Fund. THE SECRETARY SHALL RETAIN COPIES OF ANY SHAREHOLDER RECOMMENDATIONS WHICH MEET THE FOREGOING REQUIREMENTS FOR A PERIOD OF NOT MORE THAN 12 MONTHS FOLLOWING RECEIPT. THE SECRETARY SHALL HAVE NO OBLIGATION TO ACKNOWLEDGE RECEIPT OF ANY SHAREHOLDER RECOMMENDATIONS.

ITEM 10. CONTROLS AND PROCEDURES

(a) It is the conclusion of the registrant's principal executive officer and principal financial officer that the effectiveness of the registrant's current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission's rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant's principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant's internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect the registrant's internal control over financial reporting.

ITEM 11. EXHIBITS

(a)(1)         Registrant's Code of Ethics - Not applicable (please see Item 2).
(a)(2)(i)      Treasurer's Section 302 certification.
(a)(2)(ii)     President's Section 302 certification.
(b)            Combined Section 906 certification.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Senior Income Trust
-------------------------------

By:    /s/ James B. Hawkes
       James B. Hawkes
       President


Date:  February 16, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:    /s/ James L. O'Connor
       James L. O'Connor
       Treasurer


Date:  February 16, 2005


By:    /s/ James B. Hawkes
       James B. Hawkes
       President


Date:  February 16, 2005